Schedule of Investments
(unaudited)
June 30, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
AAR Corp.
(a)
...................... 331,665 $ 19,156,970
AerSale Corp.
(a)(b)
................... 232,028 3,410,812
Archer Aviation, Inc., Class A
(a)(b)
......... 1,442,724 5,944,023
Astronics Corp.
(a)(b)
.................. 243,017 4,826,318
Ducommun, Inc.
(a)
.................. 104,069 4,534,286
Kaman Corp. ..................... 267,288 6,503,117
Kratos Defense & Security Solutions, Inc.
(a)
. 1,178,540 16,900,264
Moog, Inc., Class A ................. 210,933 22,871,465
National Presto Industries, Inc. .......... 45,135 3,303,882
Park Aerospace Corp. ................ 178,541 2,463,866
Parsons Corp.
(a)
.................... 212,036 10,207,413
Terran Orbital Corp.
(a)(b)
............... 853,747 1,280,620
Triumph Group, Inc.
(a)
................ 614,865 7,605,880
V2X, Inc.
(a)(b)
...................... 107,284 5,316,995
Virgin Galactic Holdings, Inc., Class C
(a)(b)
... 1,082,298 4,199,316
118,525,227
Air Freight & Logistics — 0.3%
(a)
Air Transport Services Group, Inc.
(b)
...... 538,153 10,154,947
Hub Group, Inc., Class A .............. 307,951 24,734,625
Radiant Logistics, Inc. ............... 319,703 2,148,404
37,037,976
Automobile Components — 1.4%
Adient plc
(a)
....................... 909,522 34,852,883
American Axle & Manufacturing Holdings, Inc.
(a)
(b)
........................... 1,095,052 9,056,080
Cooper-Standard Holdings, Inc.
(a)
........ 17,400 248,124
Dana, Inc. ........................ 1,251,259 21,271,403
Goodyear Tire & Rubber Co. (The)
(a)
...... 2,644,290 36,173,887
Holley, Inc.
(a)
...................... 504,855 2,064,857
LCI Industries ..................... 146,291 18,485,331
Modine Manufacturing Co.
(a)(b)
.......... 176,526 5,828,888
Patrick Industries, Inc. ............... 178,621 14,289,680
Solid Power, Inc., Class A
(a)(b)
........... 1,487,491 3,778,227
Standard Motor Products, Inc. .......... 196,373 7,367,915
Stoneridge, Inc.
(a)(b)
.................. 204,901 3,862,384
157,279,659
Automobiles — 0.2%
Winnebago Industries, Inc. ............ 279,869 18,664,464
Workhorse Group, Inc.
(a)(b)
............. 1,623,698 1,415,215
20,079,679
Banks — 14.7%
1st Source Corp. ................... 153,532 6,437,597
ACNB Corp. ...................... 78,852 2,615,521
Amalgamated Financial Corp. .......... 195,842 3,151,098
Amerant Bancorp, Inc., Class A ......... 268,665 4,618,351
American National Bankshares, Inc.
(b)
..... 104,731 3,035,104
Ameris Bancorp .................... 616,621 21,094,604
Ames National Corp. ................ 67,408 1,215,366
Arrow Financial Corp. ................ 149,554 3,012,018
Associated Banc-Corp. ............... 1,454,379 23,604,571
Atlantic Union Bankshares Corp. ........ 699,759 18,158,746
Axos Financial, Inc.
(a)(b)
............... 470,872 18,571,192
Banc of California, Inc. ............... 518,369 6,002,713
BancFirst Corp. .................... 179,599 16,523,108
Bank First Corp.
(b)
.................. 87,373 7,269,434
Bank of Hawaii Corp. ................ 157,944 6,512,031
Bank of Marin Bancorp ............... 162,990 2,880,033
Bank of NT Butterfield & Son Ltd. (The) .... 445,918 12,200,316
Bank7 Corp.
(b)
..................... 21,532 528,180
BankUnited, Inc. ................... 693,019 14,934,559
Bankwell Financial Group, Inc. .......... 62,932 1,534,282
Security
Shares
Shares Value
Banks (continued)
Banner Corp. ..................... 329,855 $ 14,404,768
Bar Harbor Bankshares .............. 136,667 3,367,475
BayCom Corp. .................... 112,704 1,879,903
BCB Bancorp, Inc. .................. 149,026 1,749,565
Berkshire Hills Bancorp, Inc. ........... 427,676 8,865,723
Blue Foundry Bancorp
(a)(b)
............. 235,786 2,383,796
Blue Ridge Bankshares, Inc. ........... 167,574 1,483,030
Bridgewater Bancshares, Inc.
(a)
......... 213,821 2,106,137
Brookline Bancorp, Inc. ............... 852,796 7,453,437
Burke & Herbert Financial Services Corp., NVS 55,456 3,560,275
Business First Bancshares, Inc. ......... 242,539 3,655,063
Byline Bancorp, Inc. ................. 245,897 4,448,277
C&F Financial Corp. ................. 26,321 1,413,438
Cadence Bank .................... 1,592,456 31,275,836
Cambridge Bancorp ................. 77,854 4,228,251
Camden National Corp. .............. 143,013 4,429,113
Capital Bancorp, Inc. ................ 90,904 1,645,362
Capital City Bank Group, Inc. ........... 83,202 2,549,309
Capitol Federal Financial, Inc. .......... 1,222,196 7,540,949
Capstar Financial Holdings, Inc. ......... 189,341 2,323,214
Carter Bankshares, Inc.
(a)
............. 221,441 3,275,112
Cathay General Bancorp .............. 669,446 21,549,467
Central Pacific Financial Corp. .......... 249,654 3,922,064
Central Valley Community Bancorp ....... 85,515 1,321,207
Chemung Financial Corp. ............. 29,536 1,134,478
ChoiceOne Financial Services, Inc. ....... 57,239 1,316,497
Citizens & Northern Corp. ............. 141,795 2,736,643
Citizens Financial Services, Inc.
(b)
........ 29,947 2,230,153
City Holding Co. ................... 129,900 11,689,701
Civista Bancshares, Inc. .............. 149,619 2,603,371
CNB Financial Corp. ................. 198,056 3,495,688
Codorus Valley Bancorp, Inc. ........... 77,207 1,514,029
Colony Bankcorp, Inc. ............... 168,498 1,587,251
Columbia Financial, Inc.
(a)(b)
............ 172,463 2,981,885
Community Bank System, Inc. .......... 503,728 23,614,769
Community Financial Corp. (The)
(b)
....... 40,512 1,097,470
Community Trust Bancorp, Inc. ......... 148,081 5,267,241
ConnectOne Bancorp, Inc. ............ 377,869 6,268,847
CrossFirst Bankshares, Inc.
(a)(b)
......... 435,282 4,352,820
Customers Bancorp, Inc.
(a)(b)
........... 276,466 8,365,861
CVB Financial Corp. ................. 1,239,625 16,462,220
Dime Community Bancshares, Inc. ....... 336,220 5,927,559
Eagle Bancorp, Inc. ................. 303,421 6,420,388
Eastern Bankshares, Inc. ............. 1,481,742 18,180,974
Enterprise Bancorp, Inc. .............. 88,923 2,573,432
Enterprise Financial Services Corp. ...... 353,278 13,813,170
Equity Bancshares, Inc., Class A ........ 153,936 3,506,662
Esquire Financial Holdings, Inc. ......... 5,888 269,317
ESSA Bancorp, Inc. ................. 69,606 1,040,610
Evans Bancorp, Inc. ................. 46,701 1,164,256
Farmers & Merchants Bancorp, Inc. ...... 127,833 2,877,521
Farmers National Banc Corp. ........... 344,930 4,266,784
FB Financial Corp. .................. 352,290 9,881,735
Fidelity D&D Bancorp, Inc.
(b)
........... 41,743 2,028,292
Financial Institutions, Inc. ............. 157,727 2,482,623
First Bancorp ..................... 383,997 11,423,911
First BanCorp ..................... 1,508,235 18,430,632
First Bancorp, Inc. (The) .............. 91,960 2,238,306
First Bancshares, Inc. (The) ............ 287,682 7,433,703
First Bank ........................ 141,249 1,466,165
First Busey Corp. ................... 497,873 10,007,247
First Business Financial Services, Inc. ..... 73,978 2,181,611
First Commonwealth Financial Corp. ...... 968,015 12,245,390
First Community Bankshares, Inc. ....... 164,354 4,886,244
First Community Corp.
(b)
.............. 55,073 956,067

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Financial Bancorp ............... 892,415 $ 18,240,963
First Financial Corp. ................. 111,307 3,614,138
First Foundation, Inc. ................ 561,147 2,227,754
First Interstate BancSystem, Inc., Class A .. 797,827 19,020,196
First Merchants Corp. ................ 573,957 16,202,806
First Mid Bancshares, Inc. ............. 192,981 4,658,561
First of Long Island Corp. (The) ......... 226,545 2,723,071
First Western Financial, Inc.
(a)
.......... 81,445 1,514,877
Five Star Bancorp .................. 79,716 1,783,247
Flushing Financial Corp. .............. 287,822 3,537,332
FS Bancorp, Inc. ................... 42,168 1,267,992
Fulton Financial Corp. ................ 1,515,842 18,068,837
FVCBankcorp, Inc.
(a)(b)
............... 152,130 1,638,440
German American Bancorp, Inc. ......... 277,863 7,552,316
Glacier Bancorp, Inc.
(b)
............... 1,063,409 33,146,459
Great Southern Bancorp, Inc. ........... 84,669 4,295,258
Greene County Bancorp, Inc.
(b)
.......... 29,770 887,146
Guaranty Bancshares, Inc. ............ 81,703 2,212,517
Hancock Whitney Corp. .............. 824,545 31,646,037
Hanmi Financial Corp. ............... 298,593 4,457,993
HarborOne Bancorp, Inc. ............. 447,058 3,880,463
HBT Financial, Inc. .................. 121,593 2,242,175
Heartland Financial USA, Inc. .......... 410,958 11,453,399
Heritage Commerce Corp. ............. 587,728 4,866,388
Heritage Financial Corp. .............. 353,863 5,721,965
Hilltop Holdings, Inc. ................. 441,956 13,903,936
Hingham Institution for Savings (The)
(b)
.... 14,967 3,190,665
Home Bancorp, Inc. ................. 65,250 2,166,952
Home BancShares, Inc. .............. 1,805,144 41,157,283
HomeStreet, Inc. ................... 202,659 1,199,741
HomeTrust Bancshares, Inc. ........... 126,063 2,633,456
Hope Bancorp, Inc. ................. 1,118,299 9,416,078
Horizon Bancorp, Inc. ................ 441,608 4,597,139
Independent Bank Corp. .............. 610,633 21,882,898
Independent Bank Group, Inc. .......... 351,543 12,138,780
International Bancshares Corp. ......... 500,715 22,131,603
John Marshall Bancorp, Inc. ........... 112,124 2,252,571
Kearny Financial Corp. ............... 560,439 3,951,095
Lakeland Bancorp, Inc. ............... 593,593 7,948,210
Lakeland Financial Corp. .............. 115,114 5,585,331
LCNB Corp. ...................... 82,131 1,212,254
Live Oak Bancshares, Inc.
(b)
............ 336,967 8,865,602
Luther Burbank Corp. ................ 139,553 1,244,813
Macatawa Bank Corp. ............... 229,920 2,133,658
MainStreet Bancshares, Inc. ........... 54,898 1,243,989
Mercantile Bank Corp. ............... 155,321 4,289,966
Metrocity Bankshares, Inc. ............ 166,405 2,976,985
Metropolitan Bank Holding Corp.
(a)(b)
...... 97,697 3,393,017
Mid Penn Bancorp, Inc. ............... 134,961 2,979,939
Middlefield Banc Corp.
(b)
.............. 65,234 1,748,271
Midland States Bancorp, Inc. ........... 198,929 3,960,676
MidWestOne Financial Group, Inc. ....... 146,958 3,140,492
MVB Financial Corp. ................ 109,686 2,312,181
National Bank Holdings Corp., Class A .... 273,965 7,955,944
National Bankshares, Inc.
(b)
............ 49,054 1,431,886
NBT Bancorp, Inc. .................. 392,168 12,490,551
Nicolet Bankshares, Inc.
(b)
............. 123,584 8,392,589
Northeast Bank
(b)
................... 70,602 2,941,985
Northeast Community Bancorp, Inc.
(b)
..... 111,542 1,659,745
Northfield Bancorp, Inc. .............. 394,258 4,328,953
Northrim BanCorp, Inc. ............... 3,069 120,704
Northwest Bancshares, Inc. ............ 1,180,320 12,511,392
Norwood Financial Corp. .............. 64,080 1,892,282
Oak Valley Bancorp ................. 53,643 1,351,267
OceanFirst Financial Corp. ............ 573,775 8,962,365
Security
Shares
Shares Value
Banks (continued)
OFG Bancorp ..................... 451,032 $ 11,762,915
Old National Bancorp ................ 2,789,970 38,892,182
Old Second Bancorp, Inc. ............. 435,311 5,685,162
Orange County Bancorp, Inc.
(b)
.......... 45,302 1,676,174
Origin Bancorp, Inc. ................. 290,380 8,508,134
Orrstown Financial Services, Inc. ........ 104,623 2,003,530
Pacific Premier Bancorp, Inc. ........... 901,554 18,644,137
PacWest Bancorp
(b)
................. 1,158,564 9,442,297
Park National Corp. ................. 135,713 13,886,154
Parke Bancorp, Inc. ................. 101,228 1,719,864
Pathward Financial, Inc.
(b)
............. 170,089 7,885,326
PCB Bancorp ..................... 126,655 1,863,095
Peapack-Gladstone Financial Corp.
(b)
..... 165,988 4,494,955
Penns Woods Bancorp, Inc. ............ 55,022 1,377,201
Peoples Bancorp, Inc. ............... 318,448 8,454,794
Peoples Financial Services Corp.
(b)
....... 69,236 3,031,844
Pioneer Bancorp, Inc.
(a)(b)
.............. 122,867 1,099,660
Plumas Bancorp ................... 37,780 1,348,368
Ponce Financial Group, Inc.
(a)
.......... 165,021 1,434,032
Preferred Bank .................... 97,374 5,354,596
Premier Financial Corp. .............. 361,231 5,786,921
Primis Financial Corp. ................ 226,989 1,911,247
Princeton Bancorp, Inc. ............... 39,756 1,086,134
Provident Financial Services, Inc. ........ 712,075 11,635,306
QCR Holdings, Inc. ................. 160,980 6,605,009
RBB Bancorp ..................... 151,031 1,803,310
Red River Bancshares, Inc. ............ 42,233 2,075,330
Renasant Corp. .................... 528,193 13,801,683
Republic Bancorp, Inc., Class A ......... 81,531 3,465,068
S&T Bancorp, Inc. .................. 365,981 9,951,023
Sandy Spring Bancorp, Inc. ............ 432,489 9,808,851
Seacoast Banking Corp. of Florida ....... 721,337 15,941,548
ServisFirst Bancshares, Inc. ........... 315,608 12,914,679
Shore Bancshares, Inc. ............... 193,922 2,241,738
Sierra Bancorp .................... 141,982 2,409,435
Simmons First National Corp., Class A .... 1,192,036 20,562,621
SmartFinancial, Inc. ................. 140,057 3,012,626
South Plains Financial, Inc. ............ 103,372 2,326,904
Southern First Bancshares, Inc.
(a)
........ 85,529 2,116,843
Southern Missouri Bancorp, Inc. ......... 81,644 3,139,212
Southern States Bancshares, Inc. ........ 58,752 1,239,667
Southside Bancshares, Inc. ............ 275,018 7,194,471
SouthState Corp. ................... 723,104 47,580,243
Stellar Bancorp, Inc. ................. 442,422 10,127,040
Sterling Bancorp, Inc.
(a)(b)
.............. 171,047 935,627
Stock Yards Bancorp, Inc. ............. 41,169 1,867,838
Summit Financial Group, Inc. ........... 111,055 2,294,396
Texas Capital Bancshares, Inc.
(a)
........ 460,117 23,696,026
Third Coast Bancshares, Inc.
(a)
.......... 111,264 1,765,760
Timberland Bancorp, Inc. ............. 61,593 1,575,549
Tompkins Financial Corp. ............. 138,605 7,720,299
Towne Bank ...................... 669,231 15,552,928
TriCo Bancshares .................. 294,900 9,790,680
Triumph Financial, Inc.
(a)(b)
............. 175,968 10,684,777
TrustCo Bank Corp. ................. 175,293 5,015,133
Trustmark Corp. ................... 590,703 12,475,647
UMB Financial Corp. ................ 424,525 25,853,573
United Bankshares, Inc. .............. 1,232,316 36,562,816
United Community Banks, Inc. .......... 1,062,884 26,561,471
Unity Bancorp, Inc. .................. 67,053 1,581,780
Univest Financial Corp. ............... 275,500 4,981,040
USCB Financial Holdings, Inc., Class A
(a)(b)
.. 102,249 1,042,940
Valley National Bancorp .............. 4,111,472 31,863,908
Veritex Holdings, Inc. ................ 390,952 7,009,769
Virginia National Bankshares Corp.
(b)
...... 37,206 1,196,173

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Washington Federal, Inc. .............. 610,332 $ 16,186,005
Washington Trust Bancorp, Inc. ......... 177,983 4,771,724
WesBanco, Inc. .................... 554,751 14,207,173
West BanCorp, Inc. ................. 149,138 2,745,631
Westamerica BanCorp ............... 169,572 6,494,608
WSFS Financial Corp. ............... 570,453 21,517,487
1,664,960,779
Beverages — 0.2%
Duckhorn Portfolio, Inc. (The)
(a)
......... 334,714 4,341,241
Primo Water Corp. .................. 1,250,319 15,679,000
Zevia PBC, Class A
(a)
................ 95,604 412,053
20,432,294
Biotechnology — 5.0%
2seventy bio, Inc.
(a)(b)
................ 473,061 4,787,377
4D Molecular Therapeutics, Inc.
(a)(b)
....... 272,314 4,920,714
Aadi Bioscience, Inc.
(a)
............... 147,853 1,011,315
Acrivon Therapeutics, Inc.
(a)
............ 80,866 1,048,023
Adicet Bio, Inc.
(a)(b)
.................. 297,888 723,868
ADMA Biologics, Inc.
(a)(b)
.............. 898,623 3,315,919
Agenus, Inc.
(a)
..................... 2,751,661 4,402,658
Agios Pharmaceuticals, Inc.
(a)(b)
......... 519,019 14,698,618
Allakos, Inc.
(a)(b)
.................... 609,435 2,657,137
Allogene Therapeutics, Inc.
(a)(b)
.......... 773,718 3,845,378
Allovir, Inc.
(a)(b)
..................... 400,329 1,361,119
Alpine Immune Sciences, Inc.
(a)
......... 134,336 1,380,974
Altimmune, Inc.
(a)
................... 465,435 1,642,986
ALX Oncology Holdings, Inc.
(a)(b)
......... 218,984 1,644,570
AnaptysBio, Inc.
(a)(b)
................. 32,001 650,900
Anika Therapeutics, Inc.
(a)
............. 132,467 3,441,493
Annexon, Inc.
(a)(b)
................... 452,587 1,593,106
Arbutus Biopharma Corp.
(a)
............ 405,356 932,319
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 197,480 5,663,726
Arcus Biosciences, Inc.
(a)(b)
............ 348,703 7,082,158
Ardelyx, Inc.
(a)
..................... 670,749 2,273,839
ARS Pharmaceuticals, Inc.
(a)(b)
.......... 162,834 1,090,988
Astria Therapeutics, Inc.
(a)(b)
............ 21,451 178,687
Atara Biotherapeutics, Inc.
(a)
........... 863,990 1,391,024
Aura Biosciences, Inc.
(a)
.............. 253,083 3,125,575
Avidity Biosciences, Inc.
(a)(b)
............ 666,327 7,389,566
Beam Therapeutics, Inc.
(a)
............. 70,718 2,258,026
BioAtla, Inc.
(a)(b)
.................... 417,668 1,253,004
BioCryst Pharmaceuticals, Inc.
(a)(b)
....... 436,991 3,076,417
Biohaven Ltd.
(a)
.................... 546,766 13,078,643
Bluebird Bio, Inc.
(a)(b)
................. 1,027,581 3,380,741
Bridgebio Pharma, Inc.
(a)(b)
............. 329,554 5,668,329
Cabaletta Bio, Inc.
(a)(b)
................ 19,542 252,287
CareDx, Inc.
(a)
..................... 518,533 4,407,530
Caribou Biosciences, Inc.
(a)(b)
........... 566,435 2,407,349
Carisma Therapeutics, Inc.
(b)
........... 248,699 2,181,090
Celcuity, Inc.
(a)(b)
.................... 153,538 1,685,847
Celldex Therapeutics, Inc.
(a)(b)
........... 322,199 10,932,212
Century Therapeutics, Inc.
(a)(b)
.......... 231,582 731,799
Chinook Therapeutics, Inc.
(a)
........... 388,727 14,934,891
Cogent Biosciences, Inc.
(a)
............. 300,337 3,555,990
Coherus Biosciences, Inc.
(a)(b)
........... 141,579 604,542
Compass Therapeutics, Inc.
(a)(b)
......... 737,106 2,343,997
Crinetics Pharmaceuticals, Inc.
(a)
........ 408,820 7,366,936
Cullinan Oncology, Inc.
(a)
.............. 234,129 2,519,228
Cytokinetics, Inc.
(a)(b)
................. 63,535 2,072,512
Day One Biopharmaceuticals, Inc.
(a)
...... 47,490 567,031
Deciphera Pharmaceuticals, Inc.
(a)(b)
...... 318,270 4,481,242
Design Therapeutics, Inc.
(a)(b)
........... 311,803 1,964,359
Disc Medicine, Inc.
(a)
................. 4,223 187,501
Security
Shares
Shares Value
Biotechnology (continued)
Dynavax Technologies Corp.
(a)(b)
......... 200,110 $ 2,585,421
Dyne Therapeutics, Inc.
(a)
............. 280,732 3,158,235
Eagle Pharmaceuticals, Inc.
(a)
.......... 97,707 1,899,424
Editas Medicine, Inc.
(a)(b)
.............. 655,288 5,393,020
Emergent BioSolutions, Inc.
(a)(b)
......... 485,198 3,566,205
Enanta Pharmaceuticals, Inc.
(a)
......... 165,962 3,551,587
Entrada Therapeutics, Inc.
(a)(b)
.......... 197,317 2,987,379
EQRx, Inc.
(a)(b)
..................... 3,003,035 5,585,645
Erasca, Inc.
(a)(b)
.................... 782,074 2,158,524
Fate Therapeutics, Inc.
(a)(b)
............. 816,884 3,888,368
Fennec Pharmaceuticals, Inc.
(a)(b)
........ 113,479 1,002,020
FibroGen, Inc.
(a)
.................... 851,212 2,298,272
Genelux Corp.
(a)(b)
.................. 17,929 586,637
Generation Bio Co.
(a)(b)
............... 461,795 2,539,872
Geron Corp.
(a)(b)
.................... 1,116,468 3,583,862
Graphite Bio, Inc.
(a)
.................. 243,039 631,901
Gritstone bio, Inc.
(a)(b)
................ 839,671 1,637,358
Heron Therapeutics, Inc.
(a)
............. 91,971 106,686
HilleVax, Inc.
(a)(b)
................... 149,555 2,570,850
Humacyte, Inc.
(a)
................... 62,877 179,828
Icosavax, Inc.
(a)(b)
................... 266,861 2,649,930
Ideaya Biosciences, Inc.
(a)(b)
............ 180,784 4,248,424
IGM Biosciences, Inc.
(a)(b)
............. 115,136 1,062,705
Immuneering Corp., Class A
(a)(b)
......... 46,072 467,170
ImmunityBio, Inc.
(a)(b)
................. 193,004 536,551
ImmunoGen, Inc.
(a)
.................. 952,629 17,976,109
Inhibrx, Inc.
(a)
..................... 109,619 2,845,709
Inozyme Pharma, Inc.
(a)(b)
............. 303,846 1,692,422
Intellia Therapeutics, Inc.
(a)(b)
........... 714,690 29,145,058
Iovance Biotherapeutics, Inc.
(a)
.......... 1,967,691 13,852,545
Ironwood Pharmaceuticals, Inc., Class A
(a)
.. 754,146 8,024,113
iTeos Therapeutics, Inc.
(a)
............. 236,271 3,128,228
Janux Therapeutics, Inc.
(a)(b)
............ 151,677 1,800,406
KalVista Pharmaceuticals, Inc.
(a)(b)
........ 225,958 2,033,622
Kezar Life Sciences, Inc.
(a)(b)
........... 672,196 1,646,880
Kiniksa Pharmaceuticals Ltd., Class A
(a)(b)
... 296,059 4,168,511
Kodiak Sciences, Inc.
(a)(b)
.............. 315,677 2,178,171
Kura Oncology, Inc.
(a)
................ 610,172 6,455,620
Larimar Therapeutics, Inc.
(a)
............ 219,251 686,256
Lexicon Pharmaceuticals, Inc.
(a)(b)
........ 444,516 1,017,942
Lyell Immunopharma, Inc.
(a)(b)
........... 1,655,004 5,262,913
MacroGenics, Inc.
(a)(b)
................ 403,105 2,156,612
MannKind Corp.
(a)(b)
................. 431,697 1,757,007
MeiraGTx Holdings plc
(a)(b)
............. 91,542 615,162
Mersana Therapeutics, Inc.
(a)(b)
.......... 359,987 1,184,357
MiMedx Group, Inc.
(a)(b)
............... 1,059,984 7,006,494
Mineralys Therapeutics, Inc.
(a)
.......... 96,776 1,650,031
Monte Rosa Therapeutics, Inc.
(a)(b)
....... 306,488 2,099,443
Morphic Holding, Inc.
(a)(b)
.............. 32,295 1,851,472
Myriad Genetics, Inc.
(a)
............... 757,142 17,550,552
Nkarta, Inc.
(a)(b)
.................... 322,735 706,790
Novavax, Inc.
(a)(b)
................... 167,196 1,242,266
Nurix Therapeutics, Inc.
(a)(b)
............ 446,341 4,458,947
Ocean Biomedical, Inc.
(a)(b)
............. 86,400 519,264
Olema Pharmaceuticals, Inc.
(a)(b)
......... 253,461 2,288,753
Organogenesis Holdings, Inc., Class A
(a)
... 590,891 1,961,758
ORIC Pharmaceuticals, Inc.
(a)(b)
......... 367,109 2,848,766
Ovid therapeutics, Inc.
(a)(b)
............. 518,375 1,700,270
PepGen, Inc.
(a)(b)
................... 71,151 636,090
PMV Pharmaceuticals, Inc.
(a)(b)
.......... 371,807 2,327,512
Point Biopharma Global, Inc.
(a)
.......... 840,842 7,618,029
Poseida Therapeutics, Inc.
(a)
........... 629,687 1,108,249
Precigen, Inc.
(a)(b)
................... 1,240,113 1,426,130
Prelude Therapeutics, Inc.
(a)
............ 83,482 375,669
ProKidney Corp., Class A
(a)(b)
........... 422,619 4,729,107

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Protagonist Therapeutics, Inc.
(a)(b)
........ 187,660 $ 5,183,169
Protalix BioTherapeutics, Inc.
(a)(b)
........ 488,281 976,562
PTC Therapeutics, Inc.
(a)(b)
............. 125,404 5,100,181
Rallybio Corp.
(a)
.................... 280,829 1,589,492
RAPT Therapeutics, Inc.
(a)(b)
............ 69,463 1,298,958
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
1,283,618 9,588,626
REGENXBIO, Inc.
(a)
................. 384,703 7,690,213
Relay Therapeutics, Inc.
(a)(b)
............ 854,226 10,729,079
Reneo Pharmaceuticals, Inc.
(a)
.......... 19,823 130,039
Replimune Group, Inc.
(a)(b)
............. 383,899 8,914,135
Rigel Pharmaceuticals, Inc.
(a)
........... 271,396 350,101
Rocket Pharmaceuticals, Inc.
(a)(b)
........ 62,968 1,251,174
Sage Therapeutics, Inc.
(a)(b)
............ 30,587 1,438,201
Sana Biotechnology, Inc.
(a)(b)
........... 809,418 4,824,131
Sangamo Therapeutics, Inc.
(a)
.......... 1,381,790 1,796,327
Savara, Inc.
(a)
..................... 637,265 2,036,062
Scholar Rock Holding Corp.
(a)(b)
......... 266,429 2,008,875
Selecta Biosciences, Inc.
(a)(b)
........... 812,302 909,778
Seres Therapeutics, Inc.
(a)
............. 307,859 1,474,645
Stoke Therapeutics, Inc.
(a)(b)
............ 262,443 2,789,769
Sutro Biopharma, Inc.
(a)
............... 571,228 2,656,210
Syndax Pharmaceuticals, Inc.
(a)(b)
........ 103,033 2,156,481
Tango Therapeutics, Inc.
(a)(b)
............ 462,543 1,535,643
Tenaya Therapeutics, Inc.
(a)
............ 421,804 2,475,989
Travere Therapeutics, Inc.
(a)(b)
.......... 53,200 817,152
Twist Bioscience Corp.
(a)(b)
............. 544,449 11,139,427
Tyra Biosciences, Inc.
(a)(b)
............. 84,797 1,444,093
UroGen Pharma Ltd.
(a)(b)
.............. 29,463 304,942
Vanda Pharmaceuticals, Inc.
(a)(b)
......... 536,286 3,534,125
Vera Therapeutics, Inc., Class A
(a)(b)
....... 167,137 2,682,549
Veracyte, Inc.
(a)(b)
................... 681,326 17,353,373
Verve Therapeutics, Inc.
(a)(b)
............ 478,580 8,973,375
Vigil Neuroscience, Inc.
(a)
............. 141,035 1,325,729
Vir Biotechnology, Inc.
(a)
.............. 749,568 18,386,903
Viridian Therapeutics, Inc.
(a)(b)
........... 84,024 1,998,931
Vor BioPharma, Inc.
(a)
................ 335,925 1,038,008
X4 Pharmaceuticals, Inc.
(a)(b)
........... 552,983 1,072,787
Xencor, Inc.
(a)
..................... 244,892 6,114,953
XOMA Corp.
(a)
..................... 62,178 1,174,542
Y-mAbs Therapeutics, Inc.
(a)
............ 180,873 1,228,128
Zura Bio Ltd., Class A
(a)(b)
............. 72,409 593,754
Zymeworks, Inc.
(a)(b)
................. 491,990 4,250,794
567,112,054
Broadline Retail — 0.0%
(b)
Big Lots, Inc. ...................... 288,019 2,543,208
ContextLogic, Inc., Class A
(a)
........... 220,684 1,452,100
3,995,308
Building Products — 1.6%
American Woodmark Corp.
(a)
........... 146,232 11,167,738
Apogee Enterprises, Inc. .............. 123,908 5,881,913
AZZ, Inc. ........................ 241,435 10,492,765
Gibraltar Industries, Inc.
(a)(b)
............ 129,629 8,156,257
Griffon Corp. ...................... 167,912 6,766,854
Insteel Industries, Inc.
(b)
.............. 177,975 5,538,582
JELD-WEN Holding, Inc.
(a)
............. 807,924 14,170,987
Masterbrand, Inc.
(a)
................. 1,219,262 14,180,017
Quanex Building Products Corp. ......... 312,700 8,395,995
Resideo Technologies, Inc.
(a)
........... 1,377,566 24,327,815
UFP Industries, Inc. ................. 475,767 46,173,187
Zurn Elkay Water Solutions Corp. ........ 1,111,182 29,879,684
185,131,794
Security
Shares
Shares Value
Capital Markets — 0.7%
Artisan Partners Asset Management, Inc.,
Class A ....................... 168,708 $ 6,631,911
Avantax, Inc.
(a)
..................... 42,401 948,934
Bakkt Holdings, Inc., Class A
(a)(b)
......... 757,073 931,200
BGC Partners, Inc., Class A ............ 1,533,033 6,791,336
Brightsphere Investment Group, Inc. ...... 178,421 3,737,920
Donnelley Financial Solutions, Inc.
(a)(b)
..... 69,375 3,158,644
Forge Global Holdings, Inc.
(a)(b)
.......... 1,069,802 2,599,619
GCM Grosvenor, Inc., Class A .......... 25,961 195,746
Hamilton Lane, Inc., Class A ........... 145,825 11,663,084
MarketWise, Inc., Class A ............. 328,333 656,666
Moelis & Co., Class A ................ 256,410 11,625,629
Open Lending Corp., Class A
(a)
.......... 87,889 923,713
Piper Sandler Cos. .................. 29,897 3,864,486
Sculptor Capital Management, Inc., Class A . 108,741 960,183
StoneX Group, Inc.
(a)
................ 150,909 12,537,520
Value Line, Inc. .................... 4,413 202,557
Victory Capital Holdings, Inc., Class A ..... 27,994 882,931
Virtus Investment Partners, Inc. ......... 58,127 11,478,339
79,790,418
Chemicals — 1.6%
AdvanSix, Inc. ..................... 247,383 8,653,457
American Vanguard Corp. ............. 204,741 3,658,722
Amyris, Inc.
(a)(b)
.................... 1,907,473 1,964,697
Aspen Aerogels, Inc.
(a)
............... 503,113 3,969,561
Avient Corp. ...................... 857,792 35,083,693
Chase Corp. ...................... 9,481 1,149,287
Core Molding Technologies, Inc.
(a)(b)
....... 56,387 1,282,804
Danimer Scientific, Inc., Class A
(a)(b)
....... 842,454 2,005,040
Ecovyst, Inc.
(a)
..................... 683,549 7,833,471
FutureFuel Corp. ................... 234,095 2,071,741
HB Fuller Co. ..................... 52,062 3,722,954
Innospec, Inc. ..................... 26,356 2,647,197
Intrepid Potash, Inc.
(a)(b)
............... 105,819 2,401,033
Koppers Holdings, Inc. ............... 188,145 6,415,744
Kronos Worldwide, Inc. ............... 219,680 1,917,806
LSB Industries, Inc.
(a)
................ 519,647 5,118,523
Mativ Holdings, Inc. ................. 526,289 7,957,490
Minerals Technologies, Inc. ............ 302,697 17,462,590
Origin Materials, Inc., Class A
(a)(b)
........ 984,779 4,195,158
Perimeter Solutions SA
(a)(b)
............ 1,471,994 9,052,763
PureCycle Technologies, Inc.
(a)(b)
......... 857,749 9,169,337
Rayonier Advanced Materials, Inc.
(a)(b)
..... 597,396 2,556,855
Stepan Co. ....................... 175,369 16,758,262
Trinseo plc ....................... 350,919 4,446,144
Tronox Holdings plc ................. 1,141,601 14,509,749
Valhi, Inc. ........................ 32,116 412,691
176,416,769
Commercial Services & Supplies — 1.7%
ABM Industries, Inc. ................. 622,783 26,561,695
ACCO Brands Corp. ................. 888,803 4,630,664
Aris Water Solutions, Inc., Class A ....... 264,708 2,731,787
Aurora Innovation, Inc., Class A
(a)
........ 2,898,347 8,521,140
BrightView Holdings, Inc.
(a)
............ 419,047 3,008,757
CECO Environmental Corp.
(a)(b)
......... 265,685 3,549,552
Cimpress plc
(a)
..................... 74,196 4,413,178
CompX International, Inc. ............. 15,146 330,183
CoreCivic, Inc.
(a)
................... 1,086,168 10,220,841
Deluxe Corp. ...................... 440,690 7,703,261
Ennis, Inc. ....................... 254,951 5,195,901
Enviri Corp.
(a)
..................... 748,733 7,389,995
GEO Group, Inc. (The)
(a)
.............. 1,115,423 7,986,429
Healthcare Services Group, Inc. ......... 54,722 816,999

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Heritage-Crystal Clean, Inc.
(a)(b)
......... 132,707 $ 5,014,997
HNI Corp. ........................ 400,148 11,276,171
Interface, Inc.
(b)
.................... 546,278 4,801,784
Li-Cycle Holdings Corp.
(a)(b)
............ 1,352,407 7,505,859
Liquidity Services, Inc.
(a)
.............. 89,524 1,477,146
Matthews International Corp., Class A ..... 209,824 8,942,699
MillerKnoll, Inc. .................... 742,216 10,969,952
NL Industries, Inc. .................. 78,524 434,238
OPENLANE, Inc.
(a)(b)
................. 1,019,345 15,514,431
Performant Financial Corp.
(a)
........... 169,947 458,857
Quad/Graphics, Inc., Class A
(a)(b)
......... 319,731 1,202,189
Steelcase, Inc., Class A .............. 862,002 6,646,035
UniFirst Corp. ..................... 142,403 22,073,889
VSE Corp. ....................... 99,295 5,430,443
194,809,072
Communications Equipment — 0.4%
ADTRAN Holdings, Inc. .............. 739,462 7,786,535
Aviat Networks, Inc.
(a)(b)
............... 99,419 3,317,612
Comtech Telecommunications Corp. ...... 250,504 2,289,606
Digi International, Inc.
(a)(b)
............. 35,993 1,417,764
DZS, Inc.
(a)
....................... 202,968 805,783
KVH Industries, Inc.
(a)
................ 147,352 1,346,797
NETGEAR, Inc.
(a)
................... 285,099 4,037,002
NetScout Systems, Inc.
(a)
............. 635,047 19,654,705
Ribbon Communications, Inc.
(a)(b)
........ 818,170 2,282,694
Viavi Solutions, Inc.
(a)
................ 381,717 4,324,854
47,263,352
Construction & Engineering — 0.9%
API Group Corp.
(a)(b)
................. 648,676 17,682,908
Arcosa, Inc. ...................... 452,775 34,306,762
Argan, Inc. ....................... 114,518 4,513,154
Concrete Pumping Holdings, Inc.
(a)(b)
...... 94,008 754,884
Fluor Corp.
(a)
...................... 95,606 2,829,938
Granite Construction, Inc. ............. 360,004 14,320,959
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 620,591 5,064,023
INNOVATE Corp.
(a)(b)
................. 391,275 684,731
Limbach Holdings, Inc.
(a)(b)
............. 65,292 1,614,671
Northwest Pipe Co.
(a)
................ 90,090 2,724,322
Primoris Services Corp. .............. 465,963 14,197,893
Southland Holdings, Inc.
(a)(b)
............ 21,759 178,641
Sterling Infrastructure, Inc.
(a)(b)
.......... 32,518 1,814,504
Tutor Perini Corp.
(a)(b)
................ 439,790 3,144,498
103,831,888
Construction Materials — 0.6%
(a)
Knife River Corp. ................... 484,596 21,079,926
Summit Materials, Inc., Class A
(b)
........ 1,126,753 42,647,601
63,727,527
Consumer Finance — 1.0%
Atlanticus Holdings Corp.
(a)(b)
........... 42,316 1,777,695
Bread Financial Holdings, Inc. .......... 403,728 12,673,022
Consumer Portfolio Services, Inc.
(a)(b)
...... 87,221 1,017,869
Encore Capital Group, Inc.
(a)(b)
.......... 220,349 10,713,368
Enova International, Inc.
(a)
............. 288,287 15,313,806
Green Dot Corp., Class A
(a)
............ 419,834 7,867,689
LendingClub Corp.
(a)(b)
................ 1,049,526 10,232,879
LendingTree, Inc.
(a)
.................. 89,247 1,973,251
Navient Corp. ..................... 878,174 16,316,473
Nelnet, Inc., Class A ................. 134,540 12,980,419
OppFi, Inc., Class A
(a)(b)
............... 125,204 255,416
PRA Group, Inc.
(a)
.................. 364,706 8,333,532
PROG Holdings, Inc.
(a)
............... 349,934 11,239,880
Regional Management Corp. ........... 75,350 2,298,175
Security
Shares
Shares Value
Consumer Finance (continued)
World Acceptance Corp.
(a)(b)
............ 33,171 $ 4,445,246
117,438,720
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) ................ 302,587 13,964,390
HF Foods Group, Inc.
(a)(b)
.............. 383,938 1,800,669
Ingles Markets, Inc., Class A ........... 130,292 10,768,634
Natural Grocers by Vitamin Cottage, Inc. ... 78,474 962,091
PriceSmart, Inc. .................... 69,968 5,181,830
SpartanNash Co. ................... 323,185 7,274,894
United Natural Foods, Inc.
(a)
............ 557,939 10,907,708
Village Super Market, Inc., Class A ....... 74,153 1,692,172
Weis Markets, Inc. .................. 154,467 9,918,326
62,470,714
Containers & Packaging — 0.4%
Greif, Inc., Class A, NVS .............. 235,815 16,245,295
Greif, Inc., Class B .................. 46,076 3,559,371
O-I Glass, Inc.
(a)
.................... 212,658 4,535,995
Pactiv Evergreen, Inc. ............... 396,529 3,001,725
Ranpak Holdings Corp., Class A
(a)(b)
...... 428,194 1,935,437
TriMas Corp. ...................... 386,197 10,616,555
39,894,378
Distributors — 0.0%
Weyco Group, Inc.
(b)
................. 47,390 1,264,839
Diversified Consumer Services — 0.6%
2U, Inc.
(a)
........................ 723,910 2,917,357
Adtalem Global Education, Inc.
(a)(b)
....... 420,024 14,423,624
Chegg, Inc.
(a)
...................... 160,999 1,429,671
European Wax Center, Inc., Class A
(a)
..... 20,514 382,176
Graham Holdings Co., Class B .......... 34,417 19,668,627
Laureate Education, Inc. .............. 172,102 2,080,713
Lincoln Educational Services Corp.
(a)(b)
..... 183,424 1,236,278
Perdoceo Education Corp.
(a)
........... 612,469 7,514,995
Strategic Education, Inc.
(b)
............. 211,772 14,366,613
Universal Technical Institute, Inc.
(a)
....... 214,274 1,480,633
WW International, Inc.
(a)(b)
............. 522,137 3,508,761
69,009,448
Diversified REITs — 1.1%
Alexander & Baldwin, Inc. ............. 704,030 13,080,877
Alpine Income Property Trust, Inc. ....... 148,884 2,419,365
American Assets Trust, Inc. ............ 480,208 9,219,993
Armada Hoffler Properties, Inc. ......... 671,140 7,838,915
Broadstone Net Lease, Inc. ............ 1,799,806 27,789,005
CTO Realty Growth, Inc. .............. 237,054 4,063,105
Empire State Realty Trust, Inc., Class A
(b)
... 1,299,936 9,736,521
Essential Properties Realty Trust, Inc. ..... 1,266,492 29,813,222
Gladstone Commercial Corp. ........... 345,472 4,273,489
Global Net Lease, Inc. ............... 1,034,989 10,639,687
NexPoint Diversified Real Estate Trust .... 326,744 4,090,835
One Liberty Properties, Inc. ............ 166,278 3,378,769
Star Holdings
(a)
.................... 136,480 2,002,162
128,345,945
Diversified Telecommunication Services — 0.7%
Anterix, Inc.
(a)(b)
.................... 19,153 606,959
ATN International, Inc. ............... 99,554 3,643,676
Bandwidth, Inc., Class A
(a)(b)
............ 179,242 2,452,031
Cogent Communications Holdings, Inc. .... 149,231 10,041,754
Consolidated Communications Holdings, Inc.
(a)
(b)
........................... 633,475 2,426,209
EchoStar Corp., Class A
(a)(b)
............ 319,451 5,539,280
Globalstar, Inc.
(a)(b)
.................. 825,960 892,037
IDT Corp., Class B
(a)
................. 28,671 741,145

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Liberty Latin America Ltd., Class A
(a)
...... 318,332 $ 2,785,405
Liberty Latin America Ltd., Class C, NVS
(a)
.. 1,385,826 11,945,820
Lumen Technologies, Inc.
(b)
............ 9,539,742 21,559,817
Radius Global Infrastructure, Inc.
(a)(b)
...... 804,998 11,994,470
74,628,603
Electric Utilities — 1.2%
ALLETE, Inc. ..................... 540,313 31,321,944
Genie Energy Ltd., Class B ............ 80,563 1,139,161
MGE Energy, Inc. ................... 170,746 13,507,716
Otter Tail Corp. .................... 181,507 14,331,793
PNM Resources, Inc. ................ 715,967 32,290,112
Portland General Electric Co. ........... 907,910 42,517,425
135,108,151
Electrical Equipment — 0.7%
Babcock & Wilcox Enterprises, Inc.
(a)
...... 504,637 2,977,358
Blink Charging Co.
(a)(b)
................ 276,877 1,658,493
Encore Wire Corp.
(b)
................. 157,583 29,299,407
Energy Vault Holdings, Inc.
(a)(b)
.......... 961,488 2,624,862
EnerSys
(b)
........................ 30,020 3,257,770
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 133,427 579,073
ESS Tech, Inc.
(a)(b)
.................. 918,332 1,349,948
FuelCell Energy, Inc.
(a)(b)
.............. 3,939,473 8,509,262
GrafTech International Ltd. ............ 828,482 4,175,549
LSI Industries, Inc. .................. 48,913 614,347
Powell Industries, Inc.
(b)
.............. 84,775 5,136,517
Preformed Line Products Co.
(b)
.......... 12,218 1,907,230
SES AI Corp., Class A
(a)(b)
............. 1,106,674 2,700,285
Stem, Inc.
(a)(b)
..................... 1,364,576 7,805,375
Thermon Group Holdings, Inc.
(a)
......... 272,424 7,246,479
79,841,955
Electronic Equipment, Instruments & Components — 2.3%
908 Devices, Inc.
(a)(b)
................. 210,812 1,446,170
Aeva Technologies, Inc.
(a)(b)
............ 874,194 1,092,743
Arlo Technologies, Inc.
(a)
.............. 86,962 948,755
Bel Fuse, Inc., Class B, NVS ........... 89,418 5,133,487
Belden, Inc.
(b)
..................... 151,820 14,521,583
Benchmark Electronics, Inc. ........... 335,191 8,657,984
Climb Global Solutions, Inc. ............ 3,544 169,616
Daktronics, Inc.
(a)(b)
.................. 350,162 2,241,037
ePlus, Inc.
(a)
...................... 240,545 13,542,683
Evolv Technologies Holdings, Inc.
(a)
....... 851,631 5,109,786
FARO Technologies, Inc.
(a)
............. 181,471 2,939,830
Iteris, Inc.
(a)(b)
...................... 132,141 523,278
Itron, Inc.
(a)
....................... 385,908 27,823,967
Kimball Electronics, Inc.
(a)(b)
............ 167,944 4,640,293
Knowles Corp.
(a)
................... 847,578 15,307,259
Methode Electronics, Inc. ............. 326,769 10,953,297
Mirion Technologies, Inc., Class A
(a)(b)
..... 1,869,904 15,800,689
nLight, Inc.
(a)(b)
..................... 413,613 6,377,912
PAR Technology Corp.
(a)(b)
............. 229,994 7,573,702
PC Connection, Inc. ................. 106,300 4,794,130
Plexus Corp.
(a)
..................... 30,005 2,947,691
Richardson Electronics Ltd. ............ 109,674 1,809,621
Rogers Corp.
(a)
.................... 43,487 7,041,850
Sanmina Corp.
(a)
................... 509,279 30,694,245
ScanSource, Inc.
(a)
.................. 243,944 7,210,985
SmartRent, Inc., Class A
(a)
............. 1,732,929 6,637,118
Tingo Group, Inc.
(a)(b)
................. 1,048,231 1,268,360
TTM Technologies, Inc.
(a)
.............. 953,646 13,255,679
Vishay Intertechnology, Inc. ............ 1,204,694 35,418,004
Vishay Precision Group, Inc.
(a)(b)
......... 111,477 4,141,371
260,023,125
Security
Shares
Shares Value
Energy Equipment & Services — 2.1%
Archrock, Inc. ..................... 1,060,617 $ 10,871,324
Atlas Energy Solutions, Inc., Class A ...... 129,560 2,249,162
Bristow Group, Inc.
(a)
................ 222,689 6,397,855
Core Laboratories, Inc. ............... 299,537 6,964,235
Diamond Offshore Drilling, Inc.
(a)
......... 935,561 13,322,389
DMC Global, Inc.
(a)
.................. 127,059 2,256,568
Dril-Quip, Inc.
(a)(b)
................... 316,793 7,371,773
Expro Group Holdings NV
(a)
............ 518,544 9,188,600
Forum Energy Technologies, Inc.
(a)
....... 85,984 2,200,330
Helix Energy Solutions Group, Inc.
(a)
...... 1,339,569 9,886,019
Helmerich & Payne, Inc. .............. 950,408 33,691,964
KLX Energy Services Holdings, Inc.
(a)(b)
.... 104,823 1,019,928
Liberty Energy, Inc., Class A ........... 1,508,834 20,173,111
Mammoth Energy Services, Inc.
(a)(b)
....... 205,587 992,985
Nabors Industries Ltd.
(a)
.............. 10,955 1,019,144
Newpark Resources, Inc.
(a)
............ 714,453 3,736,589
NexTier Oilfield Solutions, Inc.
(a)
......... 1,599,752 14,301,783
Noble Corp. plc
(a)(b)
.................. 170,815 7,056,368
Oil States International, Inc.
(a)(b)
......... 600,137 4,483,023
Patterson-UTI Energy, Inc. ............ 1,965,697 23,529,393
ProFrac Holding Corp., Class A
(a)(b)
....... 187,425 2,091,663
ProPetro Holding Corp.
(a)
.............. 953,608 7,857,730
Ranger Energy Services, Inc.
(a)
......... 129,566 1,326,756
RPC, Inc. ........................ 793,700 5,674,955
SEACOR Marine Holdings, Inc.
(a)
........ 215,353 2,461,485
Seadrill Ltd.
(a)(b)
.................... 475,252 19,613,650
Select Water Solutions, Inc., Class A ...... 785,205 6,360,160
Solaris Oilfield Infrastructure, Inc., Class A .. 270,185 2,250,641
US Silica Holdings, Inc.
(a)
............. 702,087 8,516,315
236,865,898
Entertainment — 0.2%
Cinemark Holdings, Inc.
(a)(b)
............ 178,157 2,939,591
Lions Gate Entertainment Corp., Class A
(a)(b)
. 154,972 1,368,403
Lions Gate Entertainment Corp., Class B,
NVS
(a)(b)
....................... 373,378 3,117,706
Madison Square Garden Entertainment Corp.
(a)
(b)
........................... 62,446 2,099,435
Marcus Corp. (The)
(b)
................ 221,593 3,286,224
Playstudios, Inc., Class A
(a)(b)
........... 802,017 3,937,903
Reservoir Media, Inc.
(a)(b)
.............. 164,153 988,201
Sphere Entertainment Co., Class A
(a)(b)
..... 248,408 6,803,895
Vivid Seats, Inc., Class A
(a)
............ 195,676 1,549,754
26,091,112
Financial Services — 2.9%
Acacia Research Corp.
(a)(b)
............. 347,241 1,444,523
Alerus Financial Corp. ............... 173,182 3,113,812
A-Mark Precious Metals, Inc. ........... 177,966 6,662,157
AvidXchange Holdings, Inc.
(a)(b)
.......... 130,339 1,352,919
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 249,511 5,504,213
Cannae Holdings, Inc.
(a)
.............. 694,524 14,036,330
Cantaloupe, Inc.
(a)(b)
................. 177,255 1,410,950
Cass Information Systems, Inc. ......... 15,949 618,502
Compass Diversified Holdings .......... 608,087 13,189,407
Enact Holdings, Inc. ................. 273,943 6,884,188
Essent Group Ltd. .................. 1,000,463 46,821,668
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 70,148 10,083,073
Finance of America Cos., Inc., Class A
(a)(b)
.. 512,153 978,212
Home Point Capital, Inc.
(a)
............. 94,308 218,795
Jackson Financial, Inc., Class A ......... 769,957 23,568,384
Marqeta, Inc., Class A
(a)
.............. 4,078,962 19,864,545
Merchants Bancorp ................. 148,994 3,811,266

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Mr Cooper Group, Inc.
(a)(b)
............. 625,151 $ 31,657,647
NewtekOne, Inc. ................... 226,613 3,603,147
NMI Holdings, Inc., Class A
(a)
........... 702,178 18,130,236
Ocwen Financial Corp.
(a)(b)
............. 60,524 1,813,904
Pagseguro Digital Ltd., Class A
(a)
........ 745,976 7,042,013
Paysafe Ltd.
(a)(b)
.................... 326,811 3,297,523
PennyMac Financial Services, Inc.
(b)
...... 227,453 15,992,220
Radian Group, Inc. .................. 1,490,074 37,669,071
Repay Holdings Corp., Class A
(a)
........ 775,799 6,074,506
Security National Financial Corp., Class A
(a)
. 95,006 842,703
StoneCo Ltd., Class A
(a)
.............. 1,086,071 13,836,545
SWK Holdings Corp.
(a)(b)
.............. 19,613 328,322
Velocity Financial, Inc.
(a)
.............. 76,544 882,552
Walker & Dunlop, Inc. ................ 305,409 24,154,798
Waterstone Financial, Inc. ............. 164,005 2,376,432
327,264,563
Food Products — 0.8%
Alico, Inc. ........................ 68,144 1,734,946
B&G Foods, Inc. ................... 675,246 9,399,424
Benson Hill, Inc.
(a)(b)
................. 1,603,084 2,084,009
BRC, Inc., Class A
(a)
................. 40,015 206,478
Cal-Maine Foods, Inc. ................ 21,786 980,370
Dole plc
(b)
........................ 276,302 3,735,603
Forafric Global plc
(a)
................. 26,153 286,899
Fresh Del Monte Produce, Inc. .......... 311,150 7,999,667
Hain Celestial Group, Inc. (The)
(a)(b)
....... 847,783 10,605,765
Hostess Brands, Inc., Class A
(a)
......... 1,005,148 25,450,347
Limoneira Co. ..................... 152,016 2,365,369
Mission Produce, Inc.
(a)(b)
.............. 385,349 4,670,430
Seneca Foods Corp., Class A
(a)
......... 43,946 1,436,155
SunOpta, Inc.
(a)(b)
................... 63,257 423,189
TreeHouse Foods, Inc.
(a)(b)
............. 420,568 21,188,216
92,566,867
Gas Utilities — 1.7%
Brookfield Infrastructure Corp., Class A .... 831,491 37,899,360
Chesapeake Utilities Corp. ............ 56,745 6,752,655
New Jersey Resources Corp.
(b)
......... 438,679 20,705,649
Northwest Natural Holding Co. .......... 340,843 14,673,291
ONE Gas, Inc. ..................... 518,040 39,790,652
RGC Resources, Inc. ................ 64,686 1,295,661
Southwest Gas Holdings, Inc. .......... 588,228 37,440,712
Spire, Inc. ........................ 481,320 30,534,941
189,092,921
Ground Transportation — 0.6%
ArcBest Corp. ..................... 138,347 13,668,684
Bird Global, Inc., Class A
(a)
............ 2 4
Covenant Logistics Group, Inc., Class A .... 77,278 3,387,095
FTAI Infrastructure, Inc. ............... 883,359 3,259,595
Heartland Express, Inc.
(b)
............. 427,871 7,021,363
Marten Transport Ltd. ................ 105,610 2,270,615
PAM Transportation Services, Inc.
(a)
...... 48,696 1,303,592
RXO, Inc.
(a)
....................... 156,225 3,541,621
TuSimple Holdings, Inc., Class A
(a)(b)
...... 1,620,773 2,690,483
Universal Logistics Holdings, Inc. ........ 60,197 1,734,275
US Xpress Enterprises, Inc., Class A
(a)
..... 292,162 1,793,875
Werner Enterprises, Inc. .............. 504,114 22,271,756
62,942,958
Health Care Equipment & Supplies — 1.8%
Accuray, Inc.
(a)
..................... 29,632 114,676
Alphatec Holdings, Inc.
(a)(b)
............. 419,061 7,534,717
AngioDynamics, Inc.
(a)
............... 361,805 3,773,626
Artivion, Inc.
(a)(b)
.................... 309,289 5,316,678
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
AtriCure, Inc.
(a)(b)
................... 120,522 $ 5,948,966
Avanos Medical, Inc.
(a)(b)
.............. 436,875 11,166,525
Beyond Air, Inc.
(a)(b)
.................. 35,217 150,024
Butterfly Network, Inc., Class A
(a)(b)
....... 1,313,671 3,021,443
ClearPoint Neuro, Inc.
(a)
.............. 16,184 117,172
Cutera, Inc.
(a)
..................... 141,436 2,139,927
CVRx, Inc.
(a)
...................... 15,060 232,526
Embecta Corp. .................... 482,101 10,413,382
Figs, Inc., Class A
(a)(b)
................ 150,436 1,244,106
Inari Medical, Inc.
(a)
................. 34,307 1,994,609
Inogen, Inc.
(a)
..................... 229,820 2,654,421
Integer Holdings Corp.
(a)(b)
............. 310,414 27,505,785
LivaNova plc
(a)
..................... 483,372 24,859,822
Nano-X Imaging Ltd.
(a)(b)
.............. 383,342 5,937,968
Neogen Corp.
(a)(b)
................... 2,058,886 44,780,770
Nevro Corp.
(a)(b)
.................... 228,036 5,796,675
NuVasive, Inc.
(a)
.................... 72,449 3,013,154
Omnicell, Inc.
(a)
.................... 214,570 15,807,372
OraSure Technologies, Inc.
(a)
........... 716,893 3,591,634
Orthofix Medical, Inc.
(a)
............... 332,762 6,009,682
OrthoPediatrics Corp.
(a)
............... 14,610 640,649
Pulse Biosciences, Inc.
(a)(b)
............. 103,148 741,634
Varex Imaging Corp.
(a)
............... 358,655 8,453,498
Vicarious Surgical, Inc., Class A
(a)(b)
....... 337,280 617,222
ViewRay, Inc.
(a)(b)
................... 718,993 253,229
Zimvie, Inc.
(a)
...................... 247,245 2,776,561
206,608,453
Health Care Providers & Services — 1.3%
23andMe Holding Co., Class A
(a)(b)
....... 2,423,041 4,240,322
Accolade, Inc.
(a)(b)
................... 39,358 530,152
AdaptHealth Corp.
(a)(b)
................ 337,453 4,106,803
Addus HomeCare Corp.
(a)
............. 77,163 7,153,010
Agiliti, Inc.
(a)
...................... 34,671 572,071
ATI Physical Therapy, Inc.
(a)
............ 1 9
Aveanna Healthcare Holdings, Inc.
(a)(b)
..... 430,366 727,319
Brookdale Senior Living, Inc.
(a)(b)
......... 1,609,664 6,792,782
Cano Health, Inc., Class A
(a)(b)
.......... 2,102,009 2,921,793
CareMax, Inc., Class A
(a)(b)
............. 722,472 2,246,888
Castle Biosciences, Inc.
(a)
............. 142,939 1,961,123
Community Health Systems, Inc.
(a)
....... 1,196,725 5,265,590
Cross Country Healthcare, Inc.
(a)(b)
....... 275,399 7,733,204
Enhabit, Inc.
(a)
..................... 468,263 5,385,024
Fulgent Genetics, Inc.
(a)(b)
............. 192,247 7,118,906
Invitae Corp.
(a)(b)
.................... 451,618 510,328
LifeStance Health Group, Inc.
(a)(b)
........ 452,572 4,131,982
National HealthCare Corp. ............. 113,957 7,044,822
NeoGenomics, Inc.
(a)
................ 1,087,270 17,472,429
OPKO Health, Inc.
(a)(b)
................ 3,827,268 8,305,172
Owens & Minor, Inc.
(a)
................ 703,344 13,391,670
Patterson Cos., Inc. ................. 644,985 21,452,201
Pediatrix Medical Group, Inc.
(a)
.......... 792,880 11,266,825
PetIQ, Inc., Class A
(a)
................ 47,050 713,748
Surgery Partners, Inc.
(a)(b)
............. 60,337 2,714,562
143,758,735
Health Care REITs — 1.1%
CareTrust REIT, Inc. ................. 877,932 17,435,730
Community Healthcare Trust, Inc. ........ 89,320 2,949,346
Diversified Healthcare Trust ............ 2,378,346 5,351,278
Global Medical REIT, Inc. ............. 629,641 5,748,622
LTC Properties, Inc. ................. 401,177 13,246,865
National Health Investors, Inc. .......... 361,935 18,972,633
Physicians Realty Trust ............... 2,274,004 31,813,316

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care REITs (continued)
Sabra Health Care REIT, Inc. ........... 2,218,821 $ 26,115,523
121,633,313
Health Care Technology — 0.4%
American Well Corp., Class A
(a)(b)
........ 2,306,833 4,844,349
Computer Programs & Systems, Inc.
(a)
..... 129,116 3,187,874
Definitive Healthcare Corp., Class A
(a)
..... 317,563 3,493,193
Health Catalyst, Inc.
(a)(b)
............... 248,466 3,105,825
HealthStream, Inc. .................. 135,740 3,333,775
Multiplan Corp., Class A
(a)(b)
............ 3,628,676 7,656,506
NextGen Healthcare, Inc.
(a)
............ 226,479 3,673,489
Sharecare, Inc., Class A
(a)(b)
............ 2,821,727 4,938,022
Veradigm, Inc.
(a)(b)
................... 1,003,536 12,644,554
46,877,587
Hotel & Resort REITs — 1.3%
Apple Hospitality REIT, Inc. ............ 2,061,201 31,144,747
Braemar Hotels & Resorts, Inc. ......... 651,826 2,620,341
Chatham Lodging Trust ............... 479,789 4,490,825
DiamondRock Hospitality Co. ........... 2,027,246 16,238,240
Hersha Hospitality Trust, Class A ........ 366,200 2,230,158
Pebblebrook Hotel Trust
(b)
............. 1,131,690 15,775,759
RLJ Lodging Trust .................. 1,539,270 15,808,303
Service Properties Trust .............. 1,564,068 13,591,751
Summit Hotel Properties, Inc. ........... 1,068,710 6,957,302
Sunstone Hotel Investors, Inc. .......... 1,983,312 20,071,117
Xenia Hotels & Resorts, Inc. ........... 1,039,551 12,796,873
141,725,416
Hotels, Restaurants & Leisure — 0.9%
Bally's Corp.
(a)(b)
.................... 156,328 2,432,464
Biglari Holdings, Inc., Class B, NVS
(a)
..... 5,994 1,181,657
BJ's Restaurants, Inc.
(a)
............... 84,267 2,679,691
Bluegreen Vacations Holding Corp. ....... 21,877 779,915
Bowlero Corp., Class A
(a)(b)
............. 39,147 455,671
Brinker International, Inc.
(a)(b)
........... 35,432 1,296,811
Carrols Restaurant Group, Inc.
(a)
......... 323,281 1,629,336
Century Casinos, Inc.
(a)
............... 45,168 320,693
Chuy's Holdings, Inc.
(a)
............... 29,387 1,199,577
Denny's Corp.
(a)
.................... 120,891 1,489,377
Dine Brands Global, Inc. .............. 18,671 1,083,478
El Pollo Loco Holdings, Inc. ............ 248,525 2,179,564
Everi Holdings, Inc.
(a)
................ 304,998 4,410,271
Fiesta Restaurant Group, Inc.
(a)
......... 146,377 1,162,233
First Watch Restaurant Group, Inc.
(a)(b)
..... 72,217 1,220,467
Krispy Kreme, Inc.
(b)
................. 545,014 8,028,056
Life Time Group Holdings, Inc.
(a)(b)
........ 285,734 5,620,388
Light & Wonder, Inc., Class A
(a)
.......... 461,867 31,757,975
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 314,079 3,417,180
Mondee Holdings, Inc., Class A
(a)(b)
....... 51,279 456,896
Papa John's International, Inc. .......... 74,949 5,533,485
Red Rock Resorts, Inc., Class A ......... 208,276 9,743,151
Sabre Corp.
(a)(b)
.................... 2,410,610 7,689,846
SeaWorld Entertainment, Inc.
(a)
......... 25,101 1,405,907
Six Flags Entertainment Corp.
(a)
......... 148,905 3,868,552
Sweetgreen, Inc., Class A
(a)
............ 188,791 2,420,301
Xponential Fitness, Inc., Class A
(a)(b)
...... 32,859 566,818
104,029,760
Household Durables — 3.2%
Beazer Homes USA, Inc.
(a)
............ 271,119 7,669,957
Century Communities, Inc. ............ 268,906 20,603,578
Dream Finders Homes, Inc., Class A
(a)(b)
.... 133,899 3,292,576
Ethan Allen Interiors, Inc. ............. 204,992 5,797,174
GoPro, Inc., Class A
(a)
................ 1,299,882 5,381,511
Green Brick Partners, Inc.
(a)
............ 164,478 9,342,350
Security
Shares
Shares Value
Household Durables (continued)
Helen of Troy Ltd.
(a)
................. 227,905 $ 24,618,298
Hooker Furnishings Corp. ............. 95,651 1,784,848
Hovnanian Enterprises, Inc., Class A
(a)
..... 45,567 4,520,702
iRobot Corp.
(a)(b)
.................... 26,660 1,206,365
KB Home ........................ 698,090 36,098,234
Landsea Homes Corp.
(a)
.............. 130,059 1,214,751
La-Z-Boy, Inc. ..................... 399,049 11,428,763
Legacy Housing Corp.
(a)(b)
............. 83,128 1,927,738
LGI Homes, Inc.
(a)(b)
................. 181,611 24,497,508
M/I Homes, Inc.
(a)
................... 253,312 22,086,273
MDC Holdings, Inc. ................. 555,928 26,000,753
Meritage Homes Corp. ............... 342,589 48,740,137
Purple Innovation, Inc.
(b)
.............. 627,370 1,744,089
Skyline Champion Corp.
(a)(b)
............ 222,430 14,558,044
Snap One Holdings Corp.
(a)(b)
........... 171,780 2,001,237
Taylor Morrison Home Corp.
(a)
.......... 983,356 47,958,272
Traeger, Inc.
(a)(b)
.................... 348,535 1,481,274
Tri Pointe Homes, Inc.
(a)
.............. 926,390 30,441,175
United Homes Group, Inc., Class A
(a)(b)
..... 44,106 492,223
Vizio Holding Corp., Class A
(a)(b)
......... 86,998 587,237
VOXX International Corp., Class A
(a)(b)
..... 124,221 1,550,278
Vuzix Corp.
(a)(b)
.................... 577,693 2,946,234
359,971,579
Household Products — 0.2%
Central Garden & Pet Co.
(a)(b)
........... 96,662 3,747,586
Central Garden & Pet Co., Class A, NVS
(a)
.. 363,747 13,262,215
Oil-Dri Corp. of America .............. 32,802 1,934,990
18,944,791
Independent Power and Renewable Electricity Producers
— 0.2%
(b)
Altus Power, Inc., Class A
(a)
............ 631,561 3,410,429
Ormat Technologies, Inc. .............. 180,909 14,555,938
Sunnova Energy International, Inc.
(a)
...... 493,587 9,037,578
27,003,945
Industrial REITs — 0.9%
Innovative Industrial Properties, Inc. ...... 268,448 19,599,388
LXP Industrial Trust ................. 2,719,916 26,519,181
Plymouth Industrial REIT, Inc. .......... 409,441 9,425,332
Terreno Realty Corp. ................ 774,631 46,555,323
102,099,224
Insurance — 2.3%
Ambac Financial Group, Inc.
(a)(b)
......... 408,616 5,818,692
American Equity Investment Life Holding Co. 730,041 38,042,436
AMERISAFE, Inc. .................. 84,873 4,525,428
Argo Group International Holdings Ltd. .... 300,302 8,891,942
CNO Financial Group, Inc. ............. 1,062,086 25,139,576
Donegal Group, Inc., Class A ........... 127,320 1,837,228
eHealth, Inc.
(a)(b)
.................... 167,721 1,348,477
Employers Holdings, Inc. .............. 248,644 9,301,772
Enstar Group Ltd.
(a)
................. 111,037 27,119,677
F&G Annuities & Life, Inc. ............. 164,197 4,068,802
Genworth Financial, Inc., Class A
(a)(b)
...... 4,525,260 22,626,300
GoHealth, Inc., Class A
(a)(b)
............ 35,514 699,981
Greenlight Capital Re Ltd., Class A
(a)
...... 218,148 2,298,189
Hippo Holdings, Inc.
(a)(b)
............... 104,893 1,733,881
Horace Mann Educators Corp. .......... 378,017 11,211,984
Investors Title Co. .................. 8,231 1,201,726
James River Group Holdings Ltd. ........ 345,230 6,303,900
Lemonade, Inc.
(a)(b)
.................. 412,802 6,955,714
Maiden Holdings Ltd.
(a)(b)
.............. 734,819 1,543,120
MBIA, Inc.
(a)(b)
..................... 464,676 4,014,801
Mercury General Corp. ............... 266,982 8,081,545

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
National Western Life Group, Inc., Class A
(b)
. 21,182 $ 8,802,392
NI Holdings, Inc.
(a)
.................. 84,190 1,250,221
Oscar Health, Inc., Class A
(a)(b)
.......... 1,360,881 10,968,701
ProAssurance Corp. ................. 518,802 7,828,722
Safety Insurance Group, Inc. ........... 134,692 9,660,110
Selectquote, Inc.
(a)(b)
................. 1,376,006 2,683,212
SiriusPoint Ltd.
(a)
................... 763,571 6,895,046
Skyward Specialty Insurance Group, Inc.
(a)
.. 72,409 1,839,189
Stewart Information Services Corp. ....... 253,165 10,415,208
Tiptree, Inc. ...................... 179,152 2,689,071
United Fire Group, Inc. ............... 199,771 4,526,811
United Insurance Holdings Corp.
(a)
....... 159,458 711,183
Universal Insurance Holdings, Inc. ....... 187,759 2,897,121
263,932,158
Interactive Media & Services — 0.5%
(a)
Bumble, Inc., Class A ................ 969,427 16,266,985
DHI Group, Inc. .................... 408,513 1,564,605
Eventbrite, Inc., Class A
(b)
............. 84,887 810,671
EverQuote, Inc., Class A .............. 33,027 214,675
fuboTV, Inc.
(b)
..................... 1,961,334 4,079,575
Liberty TripAdvisor Holdings, Inc., Class B .. 2,510 117,041
MediaAlpha, Inc., Class A ............. 50,654 522,243
Nextdoor Holdings, Inc., Class A
(b)
....... 598,205 1,950,148
Outbrain, Inc.
(b)
.................... 378,024 1,859,878
System1, Inc., Class A ............... 243,762 1,096,929
TrueCar, Inc. ...................... 794,665 1,795,943
Vimeo, Inc. ....................... 436,467 1,798,244
Ziff Davis, Inc.
(b)
.................... 339,666 23,797,000
55,873,937
IT Services — 0.2%
Brightcove, Inc.
(a)
................... 389,036 1,560,034
Fastly, Inc., Class A
(a)(b)
............... 190,829 3,009,373
Grid Dynamics Holdings, Inc., Class A
(a)
.... 108,639 1,004,911
Hackett Group, Inc. (The) ............. 25,820 577,077
Information Services Group, Inc. ......... 149,115 799,257
Rackspace Technology, Inc.
(a)
.......... 826,633 2,248,442
Squarespace, Inc., Class A
(a)
........... 290,347 9,157,544
Tucows, Inc., Class A
(a)(b)
.............. 55,500 1,539,570
Unisys Corp.
(a)(b)
.................... 638,106 2,539,662
22,435,870
Leisure Products — 0.6%
AMMO, Inc.
(a)(b)
.................... 895,869 1,908,201
Clarus Corp.
(b)
..................... 123,323 1,127,172
Escalade, Inc. ..................... 71,933 960,306
Funko, Inc., Class A
(a)
................ 98,173 1,062,232
JAKKS Pacific, Inc.
(a)
................ 62,336 1,244,850
Johnson Outdoors, Inc., Class A ......... 53,972 3,316,580
Latham Group, Inc.
(a)
................ 366,913 1,361,247
Malibu Boats, Inc., Class A
(a)
........... 71,614 4,200,877
Smith & Wesson Brands, Inc. ........... 421,129 5,491,522
Solo Brands, Inc., Class A
(a)(b)
........... 55,452 313,858
Sturm Ruger & Co., Inc. .............. 15,485 820,086
Topgolf Callaway Brands Corp.
(a)(b)
....... 1,357,192 26,940,261
Vista Outdoor, Inc.
(a)(b)
................ 524,903 14,524,066
63,271,258
Life Sciences Tools & Services — 0.4%
(a)
Adaptive Biotechnologies Corp.
(b)
........ 315,355 2,116,032
BioLife Solutions, Inc.
(b)
............... 30,515 674,381
Codexis, Inc. ...................... 574,796 1,609,429
CryoPort, Inc.
(b)
.................... 66,123 1,140,622
MaxCyte, Inc.
(b)
.................... 774,454 3,554,744
NanoString Technologies, Inc. .......... 48,668 197,105
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Nautilus Biotechnology, Inc. ............ 462,485 $ 1,789,817
OmniAb Operations, Inc., 12.50 Earnout
Shares, NVS
(c)
.................. 52,020 1
OmniAb Operations, Inc., 15.00 Earnout
Shares, NVS
(c)
.................. 52,020 —
OmniAb, Inc.
(b)
..................... 871,756 4,384,933
Pacific Biosciences of California, Inc.
(b)
.... 1,064,414 14,156,706
Quanterix Corp. .................... 278,596 6,282,340
Quantum-Si, Inc., Class A
(b)
............ 957,818 1,714,494
Seer, Inc., Class A .................. 569,929 2,433,597
SomaLogic, Inc., Class A
(b)
............ 1,417,052 3,273,390
43,327,591
Machinery — 2.7%
3D Systems Corp.
(a)(b)
................ 1,227,580 12,189,869
Albany International Corp., Class A ....... 35,424 3,304,351
Astec Industries, Inc. ................ 215,548 9,794,501
Barnes Group, Inc. .................. 456,772 19,271,211
Blue Bird Corp.
(a)
................... 148,864 3,346,463
Chart Industries, Inc.
(a)
............... 153,905 24,592,480
CIRCOR International, Inc.
(a)
........... 20,120 1,135,774
Columbus McKinnon Corp. ............ 267,142 10,859,322
Commercial Vehicle Group, Inc.
(a)
........ 259,875 2,884,612
Desktop Metal, Inc., Class A
(a)(b)
......... 2,701,197 4,781,119
EnPro Industries, Inc. ................ 196,803 26,279,104
ESCO Technologies, Inc.
(b)
............ 99,397 10,300,511
Gencor Industries, Inc.
(a)
.............. 81,558 1,270,674
Gorman-Rupp Co. (The) .............. 163,071 4,701,337
Greenbrier Cos., Inc. (The) ............ 298,670 12,872,677
Hillman Solutions Corp.
(a)(b)
............ 1,618,765 14,585,073
Hyliion Holdings Corp., Class A
(a)(b)
....... 1,461,984 2,441,513
Kennametal, Inc. ................... 770,443 21,872,877
Luxfer Holdings plc ................. 243,578 3,466,115
Manitowoc Co., Inc. (The)
(a)
............ 328,752 6,190,400
Mayville Engineering Co., Inc.
(a)(b)
........ 91,182 1,136,128
Microvast Holdings, Inc.
(a)(b)
............ 1,084,802 1,735,683
Miller Industries, Inc. ................ 93,431 3,313,997
Mueller Industries, Inc. ............... 296,099 25,843,521
Nikola Corp.
(a)(b)
.................... 5,665,970 7,819,039
Park-Ohio Holdings Corp. ............. 77,604 1,474,476
Proterra, Inc.
(a)(b)
................... 2,136,157 2,563,388
Proto Labs, Inc.
(a)(b)
.................. 249,296 8,715,388
REV Group, Inc. ................... 306,882 4,069,255
SPX Technologies, Inc.
(a)
.............. 72,177 6,132,880
Standex International Corp. ............ 19,549 2,765,597
Tennant Co. ...................... 79,725 6,466,495
Terex Corp. ....................... 269,443 16,120,775
Titan International, Inc.
(a)(b)
............. 492,701 5,656,207
Trinity Industries, Inc. ................ 627,256 16,126,752
306,079,564
Marine Transportation — 0.5%
Costamare, Inc. .................... 471,374 4,558,187
Eagle Bulk Shipping, Inc.
(b)
............ 133,383 6,407,719
Eneti, Inc. ........................ 238,795 2,891,807
Genco Shipping & Trading Ltd. .......... 398,417 5,589,791
Golden Ocean Group Ltd.
(b)
............ 1,167,790 8,816,814
Himalaya Shipping Ltd.
(a)(b)
............. 185,870 1,033,437
Matson, Inc. ...................... 335,908 26,110,129
Pangaea Logistics Solutions Ltd.
(b)
....... 308,915 2,091,355
Safe Bulkers, Inc. .................. 630,237 2,054,573
59,553,812
Media — 1.2%
Advantage Solutions, Inc., Class A
(a)(b)
..... 867,662 2,030,329
AMC Networks, Inc., Class A
(a)(b)
......... 301,131 3,598,516

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Boston Omaha Corp., Class A
(a)(b)
........ 193,897 $ 3,649,142
Cardlytics, Inc.
(a)(b)
.................. 343,544 2,171,198
Clear Channel Outdoor Holdings, Inc.
(a)(b)
... 3,527,935 4,833,271
Daily Journal Corp.
(a)
................ 9,456 2,735,432
Emerald Holding, Inc.
(a)
............... 155,112 635,959
EW Scripps Co. (The), Class A, NVS
(a)(b)
... 330,592 3,024,917
Gannett Co., Inc.
(a)(b)
................. 1,386,756 3,120,201
Gray Television, Inc. ................. 772,747 6,089,246
iHeartMedia, Inc., Class A
(a)
............ 1,015,597 3,696,773
John Wiley & Sons, Inc., Class A ........ 404,939 13,780,074
Magnite, Inc.
(a)(b)
.................... 727,544 9,930,976
PubMatic, Inc., Class A
(a)(b)
............. 341,603 6,244,503
Quotient Technology, Inc.
(a)
............ 858,970 3,298,445
Scholastic Corp., NVS ............... 265,872 10,339,762
Sinclair, Inc., Class A ................ 281,499 3,890,316
Stagwell, Inc., Class A
(a)(b)
............. 1,019,617 7,351,439
TEGNA, Inc. ...................... 2,097,360 34,061,126
Thryv Holdings, Inc.
(a)(b)
............... 289,052 7,110,679
Urban One, Inc., Class A
(a)
............. 91,260 546,647
Urban One, Inc., Class D, NVS
(a)
........ 88,003 528,018
WideOpenWest, Inc.
(a)(b)
.............. 487,471 4,114,255
136,781,224
Metals & Mining — 2.4%
5E Advanced Materials, Inc.
(a)(b)
......... 89,949 295,033
Alpha Metallurgical Resources, Inc. ...... 113,279 18,618,536
Arconic Corp.
(a)(b)
................... 928,491 27,464,764
Caledonia Mining Corp. plc ............ 137,210 1,594,380
Carpenter Technology Corp. ........... 454,819 25,528,991
Coeur Mining, Inc.
(a)(b)
................ 2,992,230 8,497,933
Commercial Metals Co. ............... 1,104,517 58,163,865
Constellium SE, Class A
(a)
............. 450,991 7,757,045
Contango ORE, Inc.
(a)
................ 13,924 354,784
Dakota Gold Corp.
(a)
................. 147,266 430,017
Haynes International, Inc. ............. 117,133 5,952,699
Hecla Mining Co.
(b)
.................. 4,427,554 22,801,903
i-80 Gold Corp.
(a)(b)
.................. 1,660,795 3,736,789
Kaiser Aluminum Corp. ............... 10,289 737,104
Olympic Steel, Inc. .................. 92,097 4,512,753
Piedmont Lithium, Inc.
(a)(b)
............. 111,727 6,447,765
PolyMet Mining Corp.
(a)(b)
.............. 325,155 256,872
Ramaco Resources, Inc., Class A
(b)
....... 223,730 1,888,281
Ramaco Resources, Inc., Class B, NVS
(a)(b)
. 42,221 447,965
Ryerson Holding Corp. ............... 200,040 8,677,735
Schnitzer Steel Industries, Inc., Class A .... 245,849 7,373,012
SunCoke Energy, Inc. ................ 776,606 6,111,889
TimkenSteel Corp.
(a)
................. 409,096 8,824,201
Tredegar Corp. .................... 241,257 1,609,184
Warrior Met Coal, Inc. ................ 485,173 18,897,488
Worthington Industries, Inc. ............ 286,506 19,903,572
266,884,560
Mortgage Real Estate Investment Trusts (REITs) — 2.4%
AFC Gamma, Inc. .................. 149,970 1,867,126
Angel Oak Mortgage REIT, Inc. ......... 121,813 1,003,739
Apollo Commercial Real Estate Finance, Inc. 1,308,614 14,813,510
Arbor Realty Trust, Inc.
(b)
.............. 1,653,295 24,501,832
Ares Commercial Real Estate Corp. ...... 540,836 5,489,485
ARMOUR Residential REIT, Inc. ......... 1,829,108 9,749,146
Blackstone Mortgage Trust, Inc., Class A ... 1,639,382 34,115,539
BrightSpire Capital, Inc., Class A ........ 1,271,181 8,555,048
Chicago Atlantic Real Estate Finance, Inc. .. 147,204 2,230,141
Chimera Investment Corp. ............. 2,243,458 12,944,753
Claros Mortgage Trust, Inc. ............ 874,804 9,920,277
Dynex Capital, Inc. .................. 491,862 6,192,543
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Ellington Financial, Inc. ............... 602,948 $ 8,320,682
Franklin BSP Realty Trust, Inc. .......... 766,247 10,850,058
Granite Point Mortgage Trust, Inc. ....... 532,525 2,822,382
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 919,279 22,981,975
Invesco Mortgage Capital, Inc. .......... 400,427 4,592,898
KKR Real Estate Finance Trust, Inc. ...... 571,216 6,951,699
Ladder Capital Corp., Class A .......... 1,069,616 11,605,334
MFA Financial, Inc. .................. 945,116 10,623,104
New York Mortgage Trust, Inc.
(b)
......... 844,142 8,373,889
Nexpoint Real Estate Finance, Inc. ....... 102,862 1,603,619
Orchid Island Capital, Inc. ............. 368,417 3,813,116
PennyMac Mortgage Investment Trust ..... 851,027 11,471,844
Ready Capital Corp. ................. 1,514,918 17,088,275
Redwood Trust, Inc. ................. 1,065,465 6,787,012
TPG RE Finance Trust, Inc. ............ 667,056 4,942,885
Two Harbors Investment Corp. .......... 926,029 12,853,282
277,065,193
Multi-Utilities — 0.9%
Avista Corp. ...................... 717,031 28,157,808
Black Hills Corp. ................... 634,707 38,247,444
NorthWestern Corp. ................. 564,624 32,048,058
Unitil Corp. ....................... 103,965 5,272,065
103,725,375
Office REITs — 1.2%
Brandywine Realty Trust .............. 1,701,201 7,910,585
City Office REIT, Inc. ................ 461,234 2,569,073
Corporate Office Properties Trust ........ 1,081,670 25,689,663
Douglas Emmett, Inc. ................ 519,610 6,531,498
Easterly Government Properties, Inc. ..... 906,703 13,147,194
Equity Commonwealth ............... 982,840 19,912,338
Hudson Pacific Properties, Inc. .......... 436,131 1,840,473
JBG SMITH Properties ............... 1,046,232 15,735,329
Office Properties Income Trust .......... 487,957 3,757,269
Orion Office REIT, Inc. ............... 607,150 4,013,261
Paramount Group, Inc. ............... 1,843,334 8,165,970
Peakstone Realty Trust, Class E, NVS
(b)
... 271,636 7,584,077
Piedmont Office Realty Trust, Inc., Class A .. 1,232,741 8,962,027
Postal Realty Trust, Inc., Class A ........ 176,628 2,598,198
SL Green Realty Corp. ............... 125,087 3,758,864
132,175,819
Oil, Gas & Consumable Fuels — 7.0%
Amplify Energy Corp.
(a)(b)
.............. 337,746 2,286,540
Arch Resources, Inc., Class A .......... 171,573 19,346,572
Ardmore Shipping Corp. .............. 378,698 4,676,920
Berry Corp. ....................... 722,500 4,970,800
California Resources Corp. ............ 674,580 30,551,728
Callon Petroleum Co.
(a)(b)
.............. 590,628 20,713,324
Centrus Energy Corp., Class A
(a)(b)
....... 105,955 3,449,895
Chord Energy Corp. ................. 392,292 60,334,510
Civitas Resources, Inc. ............... 649,478 45,054,289
Clean Energy Fuels Corp.
(a)(b)
........... 1,602,812 7,949,948
CNX Resources Corp.
(a)(b)
............. 1,534,800 27,196,656
Comstock Resources, Inc. ............. 887,658 10,296,833
CONSOL Energy, Inc. ................ 319,312 21,652,547
Crescent Energy, Inc., Class A .......... 259,136 2,700,197
CVR Energy, Inc. ................... 31,276 937,029
Delek US Holdings, Inc. .............. 637,077 15,257,994
DHT Holdings, Inc. .................. 1,277,911 10,900,581
Dorian LPG Ltd. .................... 116,461 2,987,225
Earthstone Energy, Inc., Class A
(a)
....... 542,655 7,754,540
Encore Energy Corp.
(a)
............... 1,306,118 3,147,744
Energy Fuels, Inc.
(a)
................. 208,818 1,303,024

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Equitrans Midstream Corp. ............ 2,908,591 $ 27,806,130
Excelerate Energy, Inc., Class A
(b)
........ 45,576 926,560
FLEX LNG Ltd.
(b)
................... 87,411 2,668,658
Gevo, Inc.
(a)(b)
..................... 2,266,221 3,444,656
Golar LNG Ltd. .................... 882,454 17,799,097
Granite Ridge Resources, Inc.
(b)
......... 244,045 1,618,018
Green Plains, Inc.
(a)(b)
................ 429,801 13,856,784
Gulfport Energy Corp.
(a)
.............. 95,045 9,986,378
Hallador Energy Co.
(a)(b)
............... 206,044 1,765,797
HighPeak Energy, Inc.
(b)
.............. 18,369 199,855
International Seaways, Inc. ............ 378,240 14,463,898
Kinetik Holdings, Inc., Class A .......... 150,832 5,300,237
Magnolia Oil & Gas Corp., Class A ....... 125,493 2,622,804
Matador Resources Co. .............. 881,581 46,124,318
Motomova, Inc., NVS
(a)(c)
.............. 19,086 —
Murphy Oil Corp. ................... 1,403,281 53,745,662
NACCO Industries, Inc., Class A ......... 39,317 1,362,727
Nordic American Tankers Ltd. .......... 1,899,708 6,971,928
Northern Oil and Gas, Inc. ............. 94,266 3,235,209
Overseas Shipholding Group, Inc., Class A
(a)
504,318 2,103,006
Par Pacific Holdings, Inc.
(a)
............ 322,689 8,586,754
PBF Energy, Inc., Class A ............. 1,092,316 44,719,417
Peabody Energy Corp.
(b)
.............. 1,175,875 25,469,453
Permian Resources Corp., Class A ....... 2,006,941 21,996,073
PrimeEnergy Resources Corp.
(a)
......... 5,391 496,134
REX American Resources Corp.
(a)(b)
...... 108,746 3,785,448
Ring Energy, Inc.
(a)(b)
................. 1,216,452 2,080,133
SandRidge Energy, Inc. .............. 84,809 1,293,337
Scorpio Tankers, Inc. ................ 490,170 23,150,729
SFL Corp. Ltd. ..................... 1,057,092 9,862,668
SilverBow Resources, Inc.
(a)(b)
.......... 154,661 4,503,728
Sitio Royalties Corp., Class A ........... 424,861 11,161,099
SM Energy Co. .................... 1,144,560 36,202,433
Talos Energy, Inc.
(a)(b)
................ 1,069,181 14,829,541
Teekay Corp.
(a)
.................... 582,004 3,515,304
Teekay Tankers Ltd., Class A ........... 220,358 8,424,286
Tellurian, Inc.
(a)(b)
................... 4,753,185 6,701,991
Uranium Energy Corp.
(a)
.............. 3,463,735 11,776,699
VAALCO Energy, Inc. ................ 912,584 3,431,316
Verde Clean Fuels, Inc., Class A
(a)(b)
...... 44,675 290,834
Vital Energy, Inc.
(a)(b)
................. 165,823 7,486,908
Vitesse Energy, Inc. ................. 231,650 5,188,960
World Kinect Corp. .................. 581,116 12,017,479
786,441,342
Paper & Forest Products — 0.1%
(a)
Clearwater Paper Corp. .............. 156,287 4,894,909
Glatfelter Corp. .................... 433,647 1,309,614
6,204,523
Passenger Airlines — 1.0%
Allegiant Travel Co.
(a)(b)
............... 134,657 17,004,486
Blade Air Mobility, Inc., Class A
(a)
........ 571,657 2,252,329
Hawaiian Holdings, Inc.
(a)(b)
............ 518,220 5,581,229
JetBlue Airways Corp.
(a)
.............. 3,108,019 27,537,048
Joby Aviation, Inc., Class A
(a)(b)
.......... 1,746,212 17,916,135
SkyWest, Inc.
(a)(b)
................... 453,152 18,452,349
Spirit Airlines, Inc. .................. 1,044,812 17,928,974
Sun Country Airlines Holdings, Inc.
(a)(b)
..... 155,795 3,502,272
110,174,822
Personal Care Products — 0.7%
BellRing Brands, Inc.
(a)(b)
.............. 915,677 33,513,778
Edgewell Personal Care Co. ........... 478,911 19,783,813
Herbalife Ltd.
(a)(b)
................... 256,858 3,400,800
Nature's Sunshine Products, Inc.
(a)
....... 122,725 1,675,196
Security
Shares
Shares Value
Personal Care Products (continued)
Nu Skin Enterprises, Inc., Class A ........ 483,019 $ 16,036,231
Thorne HealthTech, Inc.
(a)(b)
............ 48,373 227,353
Waldencast plc, Class A
(a)(b)
............ 160,528 1,240,882
75,878,053
Pharmaceuticals — 1.2%
Amneal Pharmaceuticals, Inc., Class A
(a)
... 1,148,447 3,560,186
ANI Pharmaceuticals, Inc.
(a)(b)
........... 26,980 1,452,333
Arvinas, Inc.
(a)
..................... 29,941 743,136
Assertio Holdings, Inc.
(a)(b)
............. 502,176 2,721,794
Atea Pharmaceuticals, Inc.
(a)
........... 719,665 2,691,547
Biote Corp., Class A
(a)(b)
............... 53,590 362,268
Cara Therapeutics, Inc.
(a)(b)
............ 445,810 1,261,642
Citius Pharmaceuticals, Inc.
(a)(b)
......... 987,428 1,184,914
CorMedix, Inc.
(a)(b)
.................. 19,966 79,165
DICE Therapeutics, Inc.
(a)
............. 65,623 3,048,845
Edgewise Therapeutics, Inc.
(a)
.......... 398,108 3,085,337
Enliven Therapeutics, Inc.
(a)(b)
........... 216,060 4,409,785
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 119,904 1,043,165
Ikena Oncology, Inc.
(a)
................ 191,919 1,258,989
Innoviva, Inc.
(a)(b)
................... 511,317 6,509,065
Ligand Pharmaceuticals, Inc.
(a)
.......... 132,375 9,544,237
Liquidia Corp.
(a)(b)
................... 123,567 970,001
Longboard Pharmaceuticals, Inc.
(a)(b)
...... 83,916 615,943
NGM Biopharmaceuticals, Inc.
(a)(b)
........ 425,991 1,103,317
Nuvation Bio, Inc., Class A
(a)
........... 1,392,527 2,506,549
Omeros Corp.
(a)
.................... 325,842 1,772,580
Phathom Pharmaceuticals, Inc.
(a)
........ 167,216 2,394,533
Phibro Animal Health Corp., Class A ...... 127,547 1,747,394
Prestige Consumer Healthcare, Inc.
(a)
..... 464,958 27,632,454
Rain Oncology, Inc.
(a)
................ 154,491 185,389
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 266,859 27,208,944
Scilex Holding Co.(Acquired 01/06/23, cost
$6,061,469)
(a)(b)(d)
................. 578,384 3,165,223
Taro Pharmaceutical Industries Ltd.
(a)
..... 76,592 2,905,135
Tarsus Pharmaceuticals, Inc.
(a)(b)
......... 215,926 3,901,783
Terns Pharmaceuticals, Inc.
(a)
........... 133,446 1,167,652
Theravance Biopharma, Inc.
(a)(b)
......... 560,746 5,803,721
Theseus Pharmaceuticals, Inc.
(a)(b)
....... 186,693 1,741,846
Third Harmonic Bio, Inc.
(a)
............. 175,015 841,822
Trevi Therapeutics, Inc.
(a)(b)
............ 400,970 958,318
WaVe Life Sciences Ltd.
(a)
............. 537,842 1,957,745
Zevra Therapeutics, Inc.
(a)(b)
............ 313,954 1,601,165
133,137,922
Professional Services — 1.2%
Alight, Inc., Class A
(a)(b)
............... 3,754,467 34,691,275
ASGN, Inc.
(a)
...................... 339,495 25,676,007
Asure Software, Inc.
(a)
................ 99,463 1,209,470
Barrett Business Services, Inc. .......... 8,865 773,028
BlackSky Technology, Inc., Class A
(a)(b)
..... 1,133,871 2,517,194
Conduent, Inc.
(a)
................... 1,636,700 5,564,780
First Advantage Corp.
(a)(b)
............. 480,621 7,406,370
FiscalNote Holdings, Inc., Class A
(a)(b)
..... 505,744 1,840,908
Heidrick & Struggles International, Inc. .... 196,470 5,200,561
HireRight Holdings Corp.
(a)
............ 147,856 1,672,251
Kelly Services, Inc., Class A, NVS ....... 308,968 5,440,926
Korn Ferry ....................... 500,884 24,813,793
Mistras Group, Inc.
(a)(b)
............... 184,385 1,423,452
NV5 Global, Inc.
(a)
.................. 14,669 1,624,885
Planet Labs PBC, Class A
(a)(b)
........... 177,657 572,056
Resources Connection, Inc. ............ 319,783 5,023,791
Skillsoft Corp., Class A
(a)(b)
............. 784,603 972,908
Sterling Check Corp.
(a)
............... 215,170 2,637,984
TrueBlue, Inc.
(a)
.................... 294,125 5,208,954

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Willdan Group, Inc.
(a)(b)
............... 120,404 $ 2,306,941
136,577,534
Real Estate Management & Development — 0.9%
American Realty Investors, Inc.
(a)
........ 15,569 339,093
Anywhere Real Estate, Inc.
(a)(b)
.......... 968,910 6,472,319
Compass, Inc., Class A
(a)
.............. 452,221 1,582,774
Cushman & Wakefield plc
(a)
............ 396,791 3,245,750
DigitalBridge Group, Inc., Class A ........ 1,070,473 15,746,658
Douglas Elliman, Inc. ................ 795,941 1,766,989
Forestar Group, Inc.
(a)(b)
............... 166,055 3,744,540
FRP Holdings, Inc.
(a)
................. 61,129 3,519,197
Kennedy-Wilson Holdings, Inc. .......... 1,148,288 18,751,543
Marcus & Millichap, Inc. .............. 156,328 4,925,895
Newmark Group, Inc., Class A .......... 1,339,473 8,331,522
Opendoor Technologies, Inc.
(a)(b)
......... 4,944,266 19,875,949
RE/MAX Holdings, Inc., Class A ......... 180,908 3,484,288
RMR Group, Inc. (The), Class A ......... 65,184 1,510,313
Stratus Properties, Inc. ............... 60,244 1,581,405
Tejon Ranch Co.
(a)(b)
................. 187,909 3,233,914
Transcontinental Realty Investors, Inc.
(a)
... 15,632 572,600
98,684,749
Residential REITs — 0.9%
Apartment Investment & Management Co.,
Class A ....................... 1,385,602 11,805,329
BRT Apartments Corp. ............... 126,023 2,495,255
Centerspace ...................... 150,869 9,257,322
Clipper Realty, Inc. .................. 51,886 294,194
Elme Communities .................. 855,148 14,058,633
Independence Realty Trust, Inc. ......... 2,148,446 39,144,686
NexPoint Residential Trust, Inc. ......... 160,599 7,304,043
UMH Properties, Inc. ................ 451,513 7,215,178
Veris Residential, Inc.
(a)
............... 758,384 12,172,063
103,746,703
Retail REITs — 2.2%
Acadia Realty Trust ................. 905,910 13,036,045
CBL & Associates Properties, Inc. ........ 72,138 1,589,921
Getty Realty Corp.
(b)
................. 432,757 14,635,842
InvenTrust Properties Corp. ............ 661,694 15,311,599
Kite Realty Group Trust ............... 2,068,955 46,220,455
Macerich Co. (The) ................. 2,077,935 23,418,327
Necessity Retail REIT, Inc. (The), Class A .. 1,293,685 8,745,311
NETSTREIT Corp. .................. 591,195 10,564,655
Phillips Edison & Co., Inc. ............. 934,690 31,854,235
Retail Opportunity Investments Corp. ..... 1,196,048 16,158,608
RPT Realty ....................... 840,120 8,779,254
Saul Centers, Inc. .................. 23,489 865,100
SITE Centers Corp. ................. 1,831,254 24,209,178
Tanger Factory Outlet Centers, Inc. ....... 525,105 11,589,067
Urban Edge Properties ............... 1,114,420 17,195,501
Urstadt Biddle Properties, Inc., Class A .... 271,272 5,767,243
Whitestone REIT ................... 500,228 4,852,211
254,792,552
Semiconductors & Semiconductor Equipment — 1.9%
ACM Research, Inc., Class A
(a)(b)
......... 388,682 5,083,961
Alpha & Omega Semiconductor Ltd.
(a)
..... 221,682 7,271,170
Ambarella, Inc.
(a)
................... 132,827 11,113,635
Amkor Technology, Inc. ............... 961,836 28,614,621
Atomera, Inc.
(a)
.................... 53,882 472,545
CEVA, Inc.
(a)
...................... 29,057 742,406
Cohu, Inc.
(a)
...................... 434,597 18,061,851
Diodes, Inc.
(a)
..................... 88,211 8,158,635
Ichor Holdings Ltd.
(a)(b)
................ 278,939 10,460,212
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
indie Semiconductor, Inc., Class A
(a)(b)
..... 76,134 $ 715,660
Kulicke & Soffa Industries, Inc. .......... 153,339 9,116,004
Maxeon Solar Technologies Ltd.
(a)
........ 76,591 2,156,803
Navitas Semiconductor Corp.
(a)
......... 799,212 8,423,694
NVE Corp. ....................... 3,657 356,338
Onto Innovation, Inc.
(a)(b)
.............. 64,306 7,489,720
Photronics, Inc.
(a)
................... 570,635 14,716,677
Semtech Corp.
(a)(b)
.................. 612,618 15,597,254
SMART Global Holdings, Inc.
(a)
.......... 358,884 10,411,225
Synaptics, Inc.
(a)
................... 346,895 29,617,895
Ultra Clean Holdings, Inc.
(a)(b)
........... 421,145 16,197,237
Veeco Instruments, Inc.
(a)(b)
............ 470,422 12,080,437
216,857,980
Software — 1.0%
ACI Worldwide, Inc.
(a)
................ 137,782 3,192,409
Adeia, Inc. ....................... 127,972 1,408,972
American Software, Inc., Class A ........ 68,390 718,779
Bit Digital, Inc.
(a)(b)
................... 583,870 2,370,512
C3.ai, Inc., Class A
(a)(b)
............... 134,443 4,897,758
Cerence, Inc.
(a)(b)
................... 383,441 11,207,980
Cipher Mining, Inc.
(a)(b)
................ 399,862 1,143,605
Cleanspark, Inc.
(a)(b)
................. 648,341 2,781,383
CommVault Systems, Inc.
(a)
............ 25,296 1,836,996
Consensus Cloud Solutions, Inc.
(a)(b)
...... 82,877 2,569,187
CS Disco, Inc.
(a)
.................... 237,791 1,954,642
Digital Turbine, Inc.
(a)
................ 684,707 6,354,081
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 1,901,046 10,645,858
Ebix, Inc. ........................ 188,892 4,760,078
EverCommerce, Inc.
(a)(b)
.............. 50,346 596,097
LiveRamp Holdings, Inc.
(a)
............. 601,806 17,187,579
Matterport, Inc., Class A
(a)(b)
............ 2,425,130 7,639,160
MeridianLink, Inc.
(a)(b)
................ 76,506 1,591,325
Mitek Systems, Inc.
(a)(b)
............... 25,674 278,306
N-able, Inc.
(a)(b)
.................... 59,078 851,314
NextNav, Inc.
(a)
.................... 51,042 150,063
Olo, Inc., Class A
(a)(b)
................. 444,745 2,873,053
ON24, Inc. ....................... 338,188 2,746,087
OneSpan, Inc.
(a)
.................... 29,865 443,197
PROS Holdings, Inc.
(a)(b)
.............. 121,330 3,736,964
Riot Platforms, Inc.
(a)(b)
............... 457,062 5,402,473
SolarWinds Corp.
(a)
................. 496,925 5,098,451
Terawulf, Inc.
(a)(b)
................... 511,538 895,191
Verint Systems, Inc.
(a)(b)
............... 47,257 1,656,830
Xperi, Inc.
(a)(b)
..................... 414,623 5,452,292
112,440,622
Specialized REITs — 0.9%
Farmland Partners, Inc. .............. 498,246 6,083,584
Four Corners Property Trust, Inc. ........ 740,223 18,801,664
Gladstone Land Corp. ............... 337,274 5,487,448
Outfront Media, Inc. ................. 773,245 12,155,411
PotlatchDeltic Corp. ................. 752,905 39,791,029
Safehold, Inc.
(b)
.................... 303,061 7,191,638
Uniti Group, Inc. ................... 2,353,209 10,871,826
100,382,600
Specialty Retail — 3.1%
1-800-Flowers.com, Inc., Class A
(a)(b)
...... 239,578 1,868,708
Aaron's Co., Inc. (The) ............... 304,357 4,303,608
Abercrombie & Fitch Co., Class A
(a)(b)
...... 221,459 8,344,575
American Eagle Outfitters, Inc. .......... 1,344,591 15,866,174
America's Car-Mart, Inc.
(a)(b)
............ 57,874 5,774,668
Asbury Automotive Group, Inc.
(a)(b)
........ 203,167 48,845,410
BARK, Inc.
(a)(b)
..................... 1,106,107 1,471,122
Big 5 Sporting Goods Corp.
(b)
........... 228,894 2,096,669

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Build-A-Bear Workshop, Inc. ........... 25,920 $ 555,206
Caleres, Inc. ...................... 331,465 7,931,958
Carvana Co., Class A
(a)(b)
.............. 71,244 1,846,645
Cato Corp. (The), Class A ............. 144,844 1,163,097
Chico's FAS, Inc.
(a)(b)
................. 1,138,939 6,093,324
Children's Place, Inc. (The)
(a)(b)
.......... 112,904 2,620,502
Designer Brands, Inc., Class A .......... 479,703 4,845,000
Destination XL Group, Inc.
(a)
........... 552,460 2,707,054
Duluth Holdings, Inc., Class B
(a)(b)
........ 120,721 758,128
EVgo, Inc., Class A
(a)(b)
............... 646,062 2,584,248
Foot Locker, Inc. ................... 772,683 20,947,436
Franchise Group, Inc.
(b)
............... 17,042 488,083
Genesco, Inc.
(a)(b)
................... 119,592 2,994,584
Group 1 Automotive, Inc.
(b)
............. 129,886 33,523,577
GrowGeneration Corp.
(a)(b)
............. 598,825 2,036,005
Guess?, Inc. ...................... 253,739 4,935,224
Haverty Furniture Cos., Inc. ............ 134,956 4,078,370
Hibbett, Inc. ...................... 22,698 823,710
J Jill, Inc.
(a)(b)
...................... 33,849 725,384
Lands' End, Inc.
(a)(b)
................. 149,106 1,157,063
Lazydays Holdings, Inc.
(a)
............. 102,127 1,180,588
Leslie's, Inc.
(a)
..................... 1,568,879 14,731,774
MarineMax, Inc.
(a)
................... 200,686 6,855,434
Monro, Inc.
(b)
...................... 289,194 11,749,952
National Vision Holdings, Inc.
(a)(b)
........ 682,263 16,572,168
ODP Corp. (The)
(a)
.................. 321,000 15,029,220
OneWater Marine, Inc., Class A
(a)
........ 109,635 3,973,172
Overstock.com, Inc.
(a)(b)
............... 432,245 14,078,220
PetMed Express, Inc. ................ 190,028 2,620,486
Rent the Runway, Inc., Class A
(a)(b)
....... 481,356 953,085
Sally Beauty Holdings, Inc.
(a)(b)
.......... 76,439 944,022
Shoe Carnival, Inc. .................. 162,659 3,819,233
Signet Jewelers Ltd.
(b)
................ 418,138 27,287,686
Sleep Number Corp.
(a)
............... 102,172 2,787,252
Sonic Automotive, Inc., Class A ......... 149,791 7,140,537
Sportsman's Warehouse Holdings, Inc.
(a)
... 338,389 1,928,817
Stitch Fix, Inc., Class A
(a)(b)
............. 452,797 1,743,269
ThredUp, Inc., Class A
(a)(b)
............. 573,566 1,399,501
Tile Shop Holdings, Inc.
(a)
............. 265,759 1,472,305
Tilly's, Inc., Class A
(a)
................ 190,306 1,334,045
Upbound Group, Inc. ................ 31,009 965,310
Urban Outfitters, Inc.
(a)
............... 400,054 13,253,789
Winmark Corp. .................... 26,352 8,761,249
Zumiez, Inc.
(a)
..................... 166,076 2,766,826
354,733,472
Technology Hardware, Storage & Peripherals — 0.4%
Avid Technology, Inc.
(a)
............... 102,896 2,623,848
CompoSecure, Inc., Class A
(a)(b)
......... 15,845 108,697
Eastman Kodak Co.
(a)(b)
............... 543,278 2,509,944
Immersion Corp. ................... 177,561 1,257,132
Intevac, Inc.
(a)
..................... 202,488 759,330
IonQ, Inc.
(a)(b)
...................... 1,279,659 17,313,786
Turtle Beach Corp.
(a)(b)
................ 148,722 1,732,611
Xerox Holdings Corp. ................ 1,099,803 16,376,067
42,681,415
Textiles, Apparel & Luxury Goods — 0.2%
Allbirds, Inc., Class A
(a)(b)
.............. 941,530 1,186,328
Fossil Group, Inc.
(a)
................. 469,852 1,207,520
G-III Apparel Group Ltd.
(a)(b)
............ 404,499 7,794,696
Hanesbrands, Inc. .................. 1,197,138 5,435,006
Movado Group, Inc. ................. 140,895 3,780,213
Oxford Industries, Inc. ............... 33,595 3,306,420
Rocky Brands, Inc. .................. 66,405 1,394,505
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Vera Bradley, Inc.
(a)
................. 238,968 $ 1,527,005
Wolverine World Wide, Inc. ............ 72,259 1,061,485
26,693,178
Tobacco — 0.2%
Universal Corp. .................... 223,020 11,137,619
Vector Group Ltd. .................. 1,125,698 14,420,191
25,557,810
Trading Companies & Distributors — 2.4%
Beacon Roofing Supply, Inc.
(a)(b)
......... 411,589 34,153,655
BlueLinx Holdings, Inc.
(a)
.............. 82,606 7,746,791
Boise Cascade Co. ................. 373,731 33,766,596
Distribution Solutions Group, Inc.
(a)(b)
...... 4,844 252,179
DXP Enterprises, Inc.
(a)(b)
.............. 136,183 4,958,423
EVI Industries, Inc.
(a)
................. 7,363 161,986
GATX Corp. ...................... 310,753 40,006,341
Global Industrial Co. ................. 29,606 822,159
GMS, Inc.
(a)
....................... 266,464 18,439,309
Hudson Technologies, Inc.
(a)(b)
.......... 336,733 3,239,371
MRC Global, Inc.
(a)
.................. 526,145 5,298,280
NOW, Inc.
(a)
...................... 1,040,096 10,775,394
Rush Enterprises, Inc., Class A ......... 386,110 23,452,321
Rush Enterprises, Inc., Class B ......... 57,294 3,899,430
Textainer Group Holdings Ltd. .......... 400,946 15,789,253
Titan Machinery, Inc.
(a)
............... 191,259 5,642,140
Triton International Ltd. ............... 433,856 36,122,851
Veritiv Corp. ...................... 124,695 15,662,939
Willis Lease Finance Corp.
(a)
........... 24,521 959,507
Xometry, Inc., Class A
(a)(b)
............. 290,715 6,157,344
267,306,269
Water Utilities — 0.4%
Artesian Resources Corp., Class A, NVS ... 19,827 936,231
California Water Service Group ......... 358,011 18,484,108
Consolidated Water Co. Ltd. ........... 98,342 2,382,827
SJW Group ....................... 287,683 20,169,455
41,972,621
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)
...................... 568,013 9,661,901
Shenandoah Telecommunications Co.
(b)
.... 452,266 8,787,528
Spok Holdings, Inc. ................. 156,175 2,075,566
Telephone and Data Systems, Inc. ....... 942,441 7,756,290
28,281,285
Total Common Stocks — 99.6%
(Cost: $12,620,906,029) ........................... 11,269,548,609
Rights
Biotechnology — 0.0%
Contra Aduro Biotech I, CVR
(a)(c)
......... 19,180 48,698
Total Rights — 0.0%
(Cost: $—) .................................... 48,698

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Value ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Warrants
Oil, Gas & Consumable Fuels — 0.0%
(a)
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/24, Strike Price USD 116.37) ..... 42,563 $ 991,718
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/25, Strike Price USD 133.70) .... 21,281 337,091
Total Warrants — 0.0%
(Cost: $5,241,813) .............................. 1,328,809
Total Long-Term Investments — 99.6%
(Cost: $12,626,147,842) ........................... 11,270,926,116
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.8%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.31%
(g)
............ 832,564,238 $ 832,730,751
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.09% .................. 43,700,080 43,700,080
Total Short-Term Securities — 7.8%
(Cost: $876,117,056) ............................. 876,430,831
Total Investments — 107.4%
(Cost: $13,502,264,898 ) ........................... 12,147,356,947
Liabilities in Excess of Other Assets — (7.4)% ............ (836,416,328)
Net Assets — 100.0% ..............................
$ 11,310,940,619
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,165,223, representing less than 0.05% of its net assets as of period end, and an original cost of $6,061,469.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,029,227,065 $ — $ (196,394,676)
(a)
$ 75,796 $ (177,434) $ 832,730,751 832,564,238 $ 3,680,884
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 35,812,559 7,887,521
(a)
— — — 43,700,080 43,700,080 286,496 —
$ 75,796 $ (177,434) $ 876,430,831 $ 3,967,380 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 436 09/15/23 $ 41,501 $ 483,747

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 2000 Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 11,266,383,385 $ 3,165,223 $ 1 $ 11,269,548,609
Rights ................................................ — — 48,698 48,698
Warrants .............................................. 1,328,809 — — 1,328,809
Short-Term Securities
Money Market Funds ...................................... 876,430,831 — — 876,430,831
$ 12,144,143,025 $ 3,165,223 $ 48,699 $ 12,147,356,947
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 483,747 $ — $ — $ 483,747
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust